UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York , NY 10019

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York , NY 10019

1-800-851-0511

Date of fiscal year end: August 31, 2020

Date of reporting period: February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DIREXION FUNDS

SEMI–ANNUAL REPORT FEBRUARY 29, 2020

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

1.2X BULL FUND

Direxion Monthly High Yield Bull 1.2X Fund (DXHYX)

1.25X BULL FUND	1.25X BEAR FUND
Direxion Monthly NASDAQ-100® Bull 1.25X Fund (DXNLX)	Direxion Monthly NASDAQ-100® Bear 1.25X Fund (DXNSX)
1.35X BULL FUND	1.35X BEAR FUND
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund (DXLTX)	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund (DXSTX)
2X BULL FUNDS	2X BEAR FUNDS
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)	Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to continue receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Table of Contents

Letter to Shareholders	4
Expense Example	10
Allocation of Portfolio Holdings	12
Schedules of Investments	13
Statements of Assets and Liabilities	26
Statements of Operations	30
Statements of Changes in Net Assets	34
Financial Highlights	41
Notes to the Financial Statements	44
Supplemental Information	59
Trustees and Officers	60

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report for the Direxion Monthly Leveraged Mutual Funds (each a "Fund" and collectively the "Funds") covers the period from September 1, 2019 to February 29, 2020 (the "Semi-Annual Period").

Market Review:

The onset of the Semi-Annual Period saw U.S. trade tariffs take effect on $300 billion of Chinese goods, while another rate cut from the Federal Reserve proved underwhelming without language supporting long-term monetary easing. Risk appetites returned in October 2019, as uncertainty surrounding the potential for a U.S.-China trade deal benefitted emerging markets, which saw a boost from a weaker U.S. dollar and global central bank easing. As U.S. equity markets began to emerge from a relatively sideways trend persisting since mid-summer 2019, Asian & emerging market equities both benefitted from the reduced geo-political tensions. The formal announcement of a Phase One Trade Agreement in December served to further bolster gains, both at home and abroad, through year-end for 2019. The advent of 2020 saw "Coronavirus" added to the global vernacular. Emerging markets were the first to experience a significant impact from the initial outbreak of Coronavirus, as they traded down in January 2020, while domestic equities traded relatively flat for the month. During a period where U.S. economic growth was on stable footing with improving economic data, accommodative central bank policy and the fear of an imminent recession diminishing, the S&P 500 closed at a record high on February 19, 2020. Shortly thereafter, markets began to grasp what began as a localized epidemic in China, could turn into a global pandemic producing economic shock around the world, and U.S. equities responded by trading into correction territory with record speed off the recent highs. The end of the Semi-Annual Period was characterized by comparisons to 2008, as equity indexes posted their largest weekly losses since the Financial Crisis.

After a sharp rise to start the Semi-Annual Period, U.S. Treasury yields fell in late September 2019 as the Federal Reserve cut its benchmark rate by 25 basis points amid continued uncertainty surrounding global trade policy, specifically tensions between U.S. and China that had potential to weaken global growth. Coupled with a further 25 basis point rate cut in October 2019, the Federal Reserve announced a program to purchase $60 billion of treasury bills through June 2020 in order to inject much needed liquidity into the overnight repo market. U.S.-China trade talks, and strong U.S. labor market data, were drivers of rates, as optimism on the former and upward revisions to the latter helped stoke a rise into mid-November 2019. 2019 came to an end, witnessing increasingly more accommodative central bank policies both at home and abroad, as the concerns of a periodically inverted yield curve, global trade tensions and the impeachment of President Donald Trump continued to weigh on the prospects for global growth. Though citing the aforementioned concerns, the Federal Reserve opted to keep rates steady in its January 2020 meeting, while 10-year yields declined for the month, ending inverted versus the 3-month Treasury bill. Coronavirus concerns taking root, and a market correction, sent the 10-year plunging to an all-time low at the end of the Semi-Annual Period in February 2020.

Factors Affecting Direxion Fund Performance:

Benchmark Performance: The calendar month performance of each Fund's umderlying index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the Funds' calendar month investment objective, the Funds' calendar month index returns are most important. The market conditions affecting the Funds' underlying indexes during the past year are described below.

Leverage: Each Fund seeks calendar month investment results (before fees and expenses) of either 120%, 125%, 135% or 200% (for the Bull Funds) or -125%, -135% or -200% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund's gains or losses and increases the investment's risk and volatility.

Volatility and Compounding: A leveraged Fund's investment objective is to provide a multiple, or inverse multiple, of the calendar month returns of an underlying index. Over periods longer or shorter than a calendar month, a Fund should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding – a universal mathematical concept that applies to all leveraged investments – returns of the Funds over longer periods will

DIREXION SEMI-ANNUAL REPORT

differ from the Funds' calendar month stated investment objective. Periods of high-volatility lacking a clear trend hurt a Fund's performance, while trending low-volatility markets enhance a Fund's performance.

Cost of Financing: In order to attain leveraged exposure, a Bull Fund incurs a cost of LIBOR1 plus or minus a spread, and a Bear Fund receives LIBOR plus or minus a spread as applied to the borrowed portion of the Fund's exposure. Financing costs create a drag on a Bull Fund's performance. Because LIBOR is very low, a Bear Fund receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

Equity Dividends: A Bull Fund's performance is positively impacted by equity and index dividends, as the Funds receive those payments. A Bear Fund's performance is negatively impacted, as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs: Fees and expenses are listed in each Fund's prospectus and may be larger than many traditional index funds' fees, causing a greater negative impact on Fund performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to a Fund's use of leverage, significant purchase and redemption activity by Fund shareholders; or trading securities that are comparatively less liquid.

Fund Operational Review:

The Funds are leveraged and seek to provide a calendar month return of 120%, 125%, 135%, 200%, -125%, -135% or   -200% of the calendar month performance of a particular undelrying index. The term "calendar month" refers to the period from the close of the markets on the last business day of a given calendar month, until the close of the markets on the last business day of the subsequent calendar month. The Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than the target exposure to the underlying index, depending on the performance of the underlying index. If a Fund's shares are held through the end of a calendar month or months, the Fund's performance is likely to deviate from the multiple of the underlying index performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than the calendar month, will likely deviate from the multiple of the underlying index performance for such shorter periods. The Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage risk, the consequences of seeking calendar month leveraged investment results, for a Bear Fund, understand the risks of shorting, and intend to actively monitor and manage their investments.

The Funds with the word "Bull" in their name attempt to provide investment results that correlate to 120%, 125%, 135% or 200% of the return of an underlying index, meaning the Bull Funds attempt to move in the same direction as the underlying index. The Funds with the word "Bear" in their name attempt to provide investment results that correlate to -125%, -135% or -200% of the return of an underlying index, meaning that Bear Funds attempt to move in the opposite or inverse direction of the underlying index.

In seeking to achieve each Fund's calendar month investment objective, Rafferty Asset Management ("Rafferty" or the "Adviser") uses statistical and quantitative analysis to determine each Fund's investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund's investments in accordance with its calendar month investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce calendar month returns consistent with a Fund's investment objective. In general, if a Fund is performing as designed, the return of the underling index will dictate the return for that Fund. Generally, each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

1  London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars). This rate is applicable to the short-term international interbank market, and applies to very large loans borrowed for anywhere from one day to five years.

DIREXION SEMI-ANNUAL REPORT

Each Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with the Fund's investment objective. Financial instruments may include swap agreements, exchange-traded funds ("ETFs"), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Each Fund invests significantly in swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Each Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect monthly correlations with underlying investments or a Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in, or shorting, securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

Each Fund may use a combination of swaps on its respective underlying index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the underlying index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that a Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlationwith the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund's return.

The discussion below relates to the performance of the Funds for their respective period. The Funds seek to provide calendar month returns which are a multiple – positive or negative – of the calendar month performance of a particular underlying index. The performance of the Funds for their respective period is important for understanding whether these Funds meet their investment objectives. A Fund meeting its calendar month investment objective should have performance for the period similar to the performance indicated by models based on the calendar month returns of the relevant underlying index for the period. A brief comparison of the actual returns versus the expected returns for each of the Funds in this Semi-Annual Report follows.

Fund Performance Review:

The Direxion Monthly High Yield Bull 1.2X Fund seeks to provide 120% of the calendar month return of the Solactive High Yield Beta Index. The Solactive High Yield Beta Index is a rules-based, systematic strategy index that provides exposure to an equal-weighted portfolio of three high-yield ETFs. The allocation to each U.S. High Yield Corporate Bond ETF is adjusted on a monthly basis. The index is calculated and distributed by Solactive AG and is calculated and published in U.S. Dollars. For the Semi-Annual Period, the Solactive High Yield Beta Index returned 0.70%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly High Yield Bull 1.2X Fund returned  -0.39%, while the model indicated an expected return of 0.84%.

The Direxion Monthly NASDAQ-100® Bull 1.25X Fund and the Direxion Monthly NASDAQ-100® Bear 1.25X Fund seek to provide 125% and -125% of the calendar month return of the NASDAQ-100® Index, respectively. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned 10.57%. Given the calendar month investment

DIREXION SEMI-ANNUAL REPORT

objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly NASDAQ-100® Bull 1.25X Fund returned 11.52%, while the model indicated an expected return of 13.22%. The Direxion Monthly NASDAQ-100® Bear 1.25X Fund returned -11.69%, while the model indicated an expected return of -12.98%.

The Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and the Direxion Monthly 25+ Year Treasury Bear 1.35X Fund seek to provide 135% and -135% of the calendar month return of the ICE U.S. Treasury 25+ Year Bond Index, respectively. The ICE U.S. Treasury 25+ Year Bond Index is a market value weighted index that is designed to measure the performance of U.S. dollar-denominated, fixed-rate securities with minimum term to maturity greater than 25 years. Bonds eligible for inclusion must: be issued by the U.S. Treasury; have a minimum term to maturity of greater than 25 years; be denominated in U.S. Dollars; be an either callable or non-callable issue; and have a fixed, non-zero coupon. The index excludes zero-coupon STRIPS, inflation-linked note securities, floating-rate notes, cash management and treasury bills and any government agency debt that is issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 25+ Year Bond Index returned 7.07%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly 25+ Year Treasury Bull 1.35X Fund returned 7.82%, while the model indicated an expected return of 9.34%. The Direxion Monthly 25+ Year Treasury Bear 1.35X Fund returned -9.38%, while the model indicated an expected return of -10.80%.

The Direxion Monthly NASDAQ-100® Bull 2X Fund seeks to provide 200% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned 10.57%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 2X Fund returned 18.44%, while the model indicated an expected return of 21.11%.

The Direxion Monthly S&P 500® Bull 2X Fund and the Direxion Monthly S&P 500® Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the S&P 500® Index, respectively. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned 1.92%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly S&P 500® Bull 2X Fund returned 0.67%, while the model indicated an expected return of 2.75%. The Direxion Monthly S&P 500® Bear 2X Fund returned -4.40%, while the model indicated an expected return of -6.47%.

The Direxion Monthly Small Cap Bull 2X Fund and the Direxion Monthly Small Cap Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned -0.52%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Monthly Small Cap Bull 2X Fund returned -4.41%, while the model indicated an expected return of -2.31%. The Direxion Monthly Small Cap Bear 2X Fund returned -0.33%, while the model indicated an expected return of -2.39%.

The Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index, respectively. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate

DIREXION SEMI-ANNUAL REPORT

notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. For Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned 3.98%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly 7-10 Year Treasury Bull 2X Fund returned 5.28%, while the model indicated an expected return of 7.68%. The Direxion Monthly 7-10 Year Treasury Bear 2X Fund returned -5.97%, while the model indicated an expected return of -7.98%.

The Direxion Monthly Emerging Markets Bull 2X Fund seeks to provide 200% of the calendar month return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across emerging markets countries. For the Semi-Annual Period, the MSCI Emerging Markets IndexSM returned 2.96%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly Emerging Markets Bull 2X Fund returned 2.29%, while the model indicated an expected return of 4.64%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Patrick Rudnick
Principal Executive Officer Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 800.851.0511, or visit www.direxion.com.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 800.851.0511 or visit www.direxion.com. The prospectus should be read carefully before investing.

Investing in the Direxion Funds may be more volatile than investing in broadly diversifed funds. The use of leverage by a Fund increases the risk to the Fund. The Direxion Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking monthly leveraged, or monthly inverse leveraged, investment results and intend to actively monitor and manage their investment. The Direxion Funds are not designed to track their respective underlying indices over a period of time longer than one calendar month.

An investment in each Fund involves risk, including the possible loss of principal. Each Fund is non-diversifed and includes risks associated with concentration which results from a Fund's investment in a particular industry, sector, or geographic region, which can result in increased volatility. The use of derivatives such as futures contracts and swaps are subject to market risks that may cause their price to fluctuate over time. Each Fund does not attempt

DIREXION SEMI-ANNUAL REPORT

to, and should not be expected to, provide returns which are a multiple, or inverse multiple, of the return of its underlying index for periods other than a full calendar month. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 29, 2020

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2019 – February 29, 2020).

Actual expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 29, 2020

	Annualized Expense Ratio	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*
Direxion Monthly High Yield Bull 1.2X Fund
Based on actual fund return	1.35%	$1,000.00	$996.10	$6.70
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Based on actual fund return	1.21%	1,000.00	1,115.20	6.36
Based on hypothetical 5% return	1.21%	1,000.00	1,018.85	6.07
Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Based on actual fund return	1.15%	1,000.00	883.10	5.38
Based on hypothetical 5% return	1.15%	1,000.00	1,019.14	5.77
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Based on actual fund return	1.10%	1,000.00	1,078.20	5.68
Based on hypothetical 5% return	1.10%	1,000.00	1,019.39	5.52
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Based on actual fund return	1.10%	1,000.00	906.20	5.21
Based on hypothetical 5% return	1.10%	1,000.00	1,019.39	5.52
Direxion Monthly NASDAQ-100® Bull 2X Fund
Based on actual fund return	1.42%	1,000.00	1,184.40	7.71
Based on hypothetical 5% return	1.42%	1,000.00	1,017.80	7.12
Direxion Monthly S&P 500® Bull 2X Fund
Based on actual fund return	1.38%	1,000.00	1,006.70	6.89
Based on hypothetical 5% return	1.38%	1,000.00	1,018.00	6.92
Direxion Monthly S&P 500® Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	956.00	6.57
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.39%	1,000.00	955.90	6.76
Based on hypothetical 5% return	1.39%	1,000.00	1,017.95	6.97
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.37%	1,000.00	996.70	6.80
Based on hypothetical 5% return	1.37%	1,000.00	1,018.05	6.87
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Based on actual fund return	1.36%	1,000.00	1,052.80	6.94
Based on hypothetical 5% return	1.36%	1,000.00	1,018.10	6.82
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	940.30	6.51
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.37%	1,000.00	1,022.90	6.89
Based on hypothetical 5% return	1.37%	1,000.00	1,018.05	6.87

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days (the number of days in the period of September 1, 2019 to February 29, 2020), then divided by 366.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

February 29, 2020

	Cash*	Investment Companies	Swaps	Total
Direxion Monthly High Yield Bull 1.2X Fund	21%	80%	(1)%	100%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	107%	0%**	(7)%	100%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	100%	—	0%**	100%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	96%	—	4%	100%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	107%	—	(7)%	100%
Direxion Monthly NASDAQ-100® Bull 2X Fund	44%	62%	(6)%	100%
Direxion Monthly S&P 500® Bull 2X Fund	68%	52%	(20)%	100%
Direxion Monthly S&P 500® Bear 2X Fund	100%	—	0%**	100%
Direxion Monthly Small Cap Bull 2X Fund	62%	52%	(14)%	100%
Direxion Monthly Small Cap Bear 2X Fund	100%	—	0%**	100%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	70%	26%	4%	100%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	102%	—	(2)%	100%
Direxion Monthly Emerging Markets Bull 2X Fund	67%	44%	(11)%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
194,734	iShares iBoxx $ High Yield Corporate Bond ETF (a)	$16,754,914
156,625	SPDR® Barclays High Yield Bond ETF (a)	16,754,176
	TOTAL INVESTMENT COMPANIES (Cost $32,580,232)	$33,509,090
SHORT TERM INVESTMENTS - 8.4%
Money Market Funds - 8.4%
3,530,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (b)(c)	$3,530,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,530,000)	$3,530,000
	TOTAL INVESTMENTS (Cost $36,110,232) - 88.4%	$37,039,090
	Other Assets in Excess of Liabilities - 11.6%	4,824,030
	TOTAL NET ASSETS - 100.0%	$41,863,120

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2020.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,530,000.

Long Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	2.5894% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2020	171,775	$17,031,420	$(310,238)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 0.1%
90	Invesco QQQ Trust Series 1 (a)	$18,522
	TOTAL INVESTMENT COMPANIES (Cost $17,146)	$18,522
SHORT TERM INVESTMENTS - 25.2%
Money Market Funds - 25.2%
3,810,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (b)(c)	$3,810,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,810,000)	$3,810,000
	TOTAL INVESTMENTS (Cost $3,827,146) - 25.3%	$3,828,522
	Other Assets in Excess of Liabilities - 74.7%	11,281,762
	TOTAL NET ASSETS - 100.0%	$15,110,284

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2020.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,810,000.

Long Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NASDAQ-100® Index	2.2294% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2020	2,230	$19,902,821	$(1,035,553)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bear 1.25X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.4%
Money Market Funds - 17.4%
882,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (a)(b)	$882,000
	TOTAL SHORT TERM INVESTMENTS (Cost $882,000)	$882,000
	TOTAL INVESTMENTS (Cost $882,000) - 17.4%	$882,000
	Other Assets in Excess of Liabilities - 82.6%	4,173,180
	TOTAL NET ASSETS - 100.0%	$5,055,180

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 29, 2020.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $882,000.

Short Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.7394% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/11/2020	741	$6,270,220	$(996)
1.8894% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Credit Suisse International	12/18/2020	245	53,844	3,439
					$6,324,064	$2,443

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 19.3%
Money Market Funds - 19.3%
2,080,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (a)(b)	$2,080,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,080,000)	$2,080,000
	TOTAL INVESTMENTS (Cost $2,080,000) - 19.3%	$2,080,000
	Other Assets in Excess of Liabilities - 80.7%	8,691,629
	TOTAL NET ASSETS - 100.0%	$10,771,629

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 29, 2020.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,080,000.

Long Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE U.S. Treasury 25+ Year Bond Index	1.7561% representing 1 month LIBOR rate + spread	Credit Suisse International	12/15/2020	111,230	$14,155,352	$391,180

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 48.9%
Money Market Funds - 48.9%
100,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (a)(b)	$100,000
	TOTAL SHORT TERM INVESTMENTS (Cost $100,000)	$100,000
	TOTAL INVESTMENTS (Cost $100,000) - 48.9%	$100,000
	Other Assets in Excess of Liabilities - 51.1%	104,558
	TOTAL NET ASSETS - 100.0%	$204,558

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 29, 2020.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $100,000.

Short Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.4894% representing 1 month LIBOR rate + spread	Total return of ICE U.S. Treasury 25+ Year Bond Index	Credit Suisse International	12/10/2020	1,885	$232,484	$(13,997)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 62.4%
597,900	Invesco QQQ Trust Series 1 (a)	$123,047,820
	TOTAL INVESTMENT COMPANIES (Cost $113,128,390)	$123,047,820
SHORT TERM INVESTMENTS - 28.7%
Money Market Funds - 28.7%
56,505,964	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (b)(c)	$56,505,964
	TOTAL SHORT TERM INVESTMENTS (Cost $56,505,964)	$56,505,964
	TOTAL INVESTMENTS (Cost $169,634,354) - 91.1%	$179,553,784
	Other Assets in Excess of Liabilities - 8.9%	17,652,761
	TOTAL NET ASSETS - 100.0%	$197,206,545

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2020.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $56,505,964.

Long Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NASDAQ-100® Index	2.0394% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	22,056	$189,409,838	$(3,142,807)
Total return of NASDAQ-100® Index	2.2294% representing 1 month LIBOR rate + spread	Credit Suisse International	12/11/2020	10,035	94,046,996	(9,164,446)
					$283,456,834	$(12,307,253)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 51.8%
143,000	iShares Core S&P 500 ETF (a)	$42,315,130
	TOTAL INVESTMENT COMPANIES (Cost $43,961,247)	$42,315,130
SHORT TERM INVESTMENTS - 38.4%
Money Market Funds - 38.4%
31,430,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (b)(c)	$31,430,000
	TOTAL SHORT TERM INVESTMENTS (Cost $31,430,000)	$31,430,000
	TOTAL INVESTMENTS (Cost $75,391,247) - 90.2%	$73,745,130
	Other Assets in Excess of Liabilities - 9.8%	8,005,543
	TOTAL NET ASSETS - 100.0%	$81,750,673

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2020.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,430,000.

Long Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Index	1.9794% representing 1 month LIBOR rate + spread	Credit Suisse International	12/11/2020	41,175	$137,763,287	$(16,069,066)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 25.7%
Money Market Funds - 25.7%
2,490,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (a)(b)	$2,490,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,490,000)	$2,490,000
	TOTAL INVESTMENTS (Cost $2,490,000) - 25.7%	$2,490,000
	Other Assets in Excess of Liabilities - 74.3%	7,197,393
	TOTAL NET ASSETS - 100.0%	$9,687,393

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 29, 2020.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,490,000.

Short Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.5258% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/10/2020	6,585	$19,453,539	$(6,737)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 51.8%
40,500	iShares Russell 2000 ETF (a)	$5,926,365
	TOTAL INVESTMENT COMPANIES (Cost $6,245,320)	$5,926,365
SHORT TERM INVESTMENTS - 36.8%
MONEY MARKET FUNDS - 36.8%
4,220,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (b)(c)	$4,220,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,220,000)	$4,220,000
	TOTAL INVESTMENTS (Cost $10,465,320) - 88.6%	$10,146,365
	Other Assets in Excess of Liabilities - 11.4%	1,301,883
	TOTAL NET ASSETS - 100.0%	$11,448,248

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2020.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,220,000.

Long Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	1.8894% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2020	4,387	$7,274,766	$(796,710)
Total return of Russell 2000® Index	1.8789% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2020	7,082	11,255,635	(816,540)
					$18,530,401	$(1,613,250)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.7%
Money Market Funds - 17.7%
2,410,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (a)(b)	$2,410,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,410,000)	$2,410,000
	TOTAL INVESTMENTS (Cost $2,410,000) - 17.7%	$2,410,000
	Other Assets in Excess of Liabilities - 82.3%	11,234,687
	TOTAL NET ASSETS - 100.0%	$13,644,687

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 29, 2020.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,410,000.

Short Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.6626% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/10/2020	18,494	$27,305,115	$(9,029)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 25.6%
100,000	iShares 7-10 Year Treasury Bond ETF (a)	$11,726,000
	TOTAL INVESTMENT COMPANIES (Cost $11,298,400)	$11,726,000
SHORT TERM INVESTMENTS - 22.5%
Money Market Funds - 22.5%
10,310,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (b)(c)	$10,310,000
	TOTAL SHORT TERM INVESTMENTS (Cost $10,310,000)	$10,310,000
	TOTAL INVESTMENTS (Cost $21,608,400) - 48.1%	$22,036,000
	Other Assets in Excess of Liabilities - 51.9%	23,825,948
	TOTAL NET ASSETS - 100.0%	$45,861,948

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2020.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,310,000.

Long Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 2.0194% representing Credit Suisse 7-10 Year Treasury Bond ETF	1 month LIBOR rate + spread	International	12/10/2020	682,388	$78,267,938	$1,698,286

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 94.5%
Money Market Funds - 94.5%
1,460,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (a)(b)	$1,460,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,460,000)	$1,460,000
	TOTAL INVESTMENTS (Cost $1,460,000) - 94.5%	$1,460,000
	Other Assets in Excess of Liabilities - 5.5%	84,353
	TOTAL NET ASSETS - 100.0%	$1,544,353

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 29, 2020.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,460,000.

Short Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination		Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.6894 1 month LIBOR rate + spread	% representing	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/17/2020	26,508	$3,073,560	$(37,586)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 44.2%
28,000	iShares MSCI Emerging Markets ETF (a)	$1,134,560
	TOTAL INVESTMENT COMPANIES (Cost $1,115,532)	$1,134,560
SHORT TERM INVESTMENTS - 40.5%
Money Market Funds - 40.5%
1,040,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.50% (b)(c)	$1,040,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,040,000)	$1,040,000
	TOTAL INVESTMENTS (Cost $2,155,532) - 84.7%	$2,174,560
	Other Assets in Excess of Liabilities - 15.3%	390,431
	TOTAL NET ASSETS - 100.0%	$2,564,991

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 29, 2020.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,040,000.

Long Total Return Swap Contracts (Unaudited)

February 29, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination		Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	2.0394 1 month LIBOR rate + spread	% representing	Credit Suisse International	12/10/2020	98,637	$4,288,038	$(293,390)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 29, 2020

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Assets:
Investments, at fair value (Note 2)	$37,039,090	$3,828,522	$882,000
Cash equivalents	6,675,798	15,455,110	4,227,133
Receivable for Fund shares sold	50,018	7,719	2,000
Due from Adviser, net (Note 4)	—	—	1,965
Due from broker for swap contracts	—	—	267,455
Receivable for Investment securities sold	6,803,256	—	—
Unrealized appreciation on swap contracts	—	—	3,439
Dividends and interest receivable	21,728	20,857	1,256
Prepaid expenses and other assets	25,692	20,538	21,252
Total Assets	50,615,582	19,332,746	5,406,500
Liabilities:
Payable for Fund shares redeemed	8,195,321	2,868,289	54,657
Due to broker for swap contracts	94,940	288,616	—
Deposits from broker for swap contracts	—	—	290,000
Unrealized depreciation on swap contracts	310,238	1,035,553	996
Due to Adviser, net (Note 4)	41,291	5,783	—
Accrued distribution expenses	15,613	3,399	161
Accrued expenses and other liabilities	95,059	20,822	5,506
Total Liabilities	8,752,462	4,222,462	351,320
Net Assets	$41,863,120	$15,110,284	$5,055,180
Net Assets Consist of:
Capital stock	$63,318,747	$18,971,460	$7,290,990
Total distributable loss	(21,455,627)	(3,861,176)	(2,235,810)
Net Assets	$41,863,120	$15,110,284	$5,055,180
Calculation of Net Asset Value Per Share:
Net assets	$41,863,120	$15,110,284	$5,055,180
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,935,195	443,285	673,512
Net asset value, redemption price and offering price per share	$21.6325	$34.0871	$7.5057
Cost of Investments	$36,110,232	$3,827,146	$882,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 29, 2020

	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Assets:
Investments, at fair value (Note 2)	$2,080,000	$100,000	$179,553,784
Cash equivalents	8,290,827	79,642	13,734,409
Receivable for Fund shares sold	1,214	21,930	2,475,371
Due from Adviser, net (Note 4)	2,276	4,524	—
Receivable for Investment securities sold	—	—	19,061,572
Unrealized appreciation on swap contracts	391,180	—	—
Dividends and interest receivable	7,343	404	121,572
Prepaid expenses and other assets	22,128	20,533	20,117
Total Assets	10,794,968	227,033	214,966,825
Liabilities:
Payable for Fund shares redeemed	13,066	—	4,501,214
Due to broker for swap contracts	—	3,005	567,255
Unrealized depreciation on swap contracts	—	13,997	12,307,253
Due to Adviser, net (Note 4)	—	—	163,972
Accrued distribution expenses	1,131	66	55,648
Accrued expenses and other liabilities	9,142	5,407	164,938
Total Liabilities	23,339	22,475	17,760,280
Net Assets	$10,771,629	$204,558	$197,206,545
Net Assets Consist of:
Capital stock	$11,507,569	$9,315,884	$155,775,235
Total distributable earnings (loss)	(735,940)	(9,111,326)	41,431,310
Net Assets	$10,771,629	$204,558	$197,206,545
Calculation of Net Asset Value Per Share:
Net assets	$10,771,629	$204,558	$197,206,545
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	396,627	18,205	6,700,645
Net asset value, redemption price and offering price per share	$27.1581	$11.2364	$29.4310
Cost of Investments	$2,080,000	$100,000	$169,634,354

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 29, 2020

	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund
Assets:
Investments, at fair value (Note 2)	$73,745,130	$2,490,000	$10,146,365	$2,410,000
Cash equivalents	22,276,357	6,563,960	2,838,647	11,202,607
Receivable for Fund shares sold	3,920,500	1,504,265	352,658	164,556
Due from broker for swap contracts	—	923,572	—	1,141,905
Dividends and interest receivable	60,703	11,451	9,820	6,145
Prepaid expenses and other assets	20,235	16,711	15,262	15,428
Total Assets	100,022,925	11,509,959	13,362,752	14,940,641
Liabilities:
Payable for Fund shares redeemed	761,940	992,855	23,142	422,327
Due to broker for swap contracts	1,298,862	—	238,914	—
Deposits from broker for swap contracts	—	810,000	—	850,000
Unrealized depreciation on swap contracts	16,069,066	6,737	1,613,250	9,029
Due to Adviser, net (Note 4)	60,078	2,001	6,415	47
Accrued distribution expenses	20,797	1,800	3,083	1,059
Accrued expenses and other liabilities	61,509	9,173	29,700	13,492
Total Liabilities	18,272,252	1,822,566	1,914,504	1,295,954
Net Assets	$81,750,673	$9,687,393	$11,448,248	$13,644,687
Net Assets Consist of:
Capital stock	$88,900,590	$57,745,934	$19,407,987	$56,979,711
Total distributable loss	(7,149,917)	(48,058,541)	(7,959,739)	(43,335,024)
Net Assets	$81,750,673	$9,687,393	$11,448,248	$13,644,687
Calculation of Net Asset Value Per Share:
Net assets	$81,750,673	$9,687,393	$11,448,248	$13,644,687
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,984,726	954,047	203,437	1,022,162
Net asset value, redemption price and offering price per share	$27.3897	$10.1540	$56.2742	$13.3488
Cost of Investments	$75,391,247	$2,490,000	$10,465,320	$2,410,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 29, 2020

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund
Assets:
Investments, at fair value (Note 2)	$22,036,000	$1,460,000	$2,174,560
Cash equivalents	19,371,941	217,852	467,759
Receivable for Fund shares sold	4,348,178	2,773,027	16,490
Due from Adviser, net (Note 4)	—	2,900	1,293
Receivable for Investment securities sold	—	—	202,551
Unrealized appreciation on swap contracts	1,698,286	—	—
Dividends and interest receivable	20,029	2,101	2,267
Prepaid expenses and other assets	24,928	7,588	13,157
Total Assets	47,499,362	4,463,468	2,878,077
Liabilities:
Payable for Fund shares redeemed	655,574	2,707,485	—
Due to broker for swap contracts	—	160,330	6,973
Deposits from broker for swap contracts	930,000	—	—
Unrealized depreciation on swap contracts	—	37,586	293,390
Due to Adviser, net (Note 4)	15,733	—	—
Accrued distribution expenses	6,133	380	1,050
Accrued expenses and other liabilities	29,974	13,334	11,673
Total Liabilities	1,637,414	2,919,115	313,086
Net Assets	$45,861,948	$1,544,353	$2,564,991
Net Assets Consist of:
Capital stock	$42,535,725	$22,238,929	$49,726,360
Total distributable earnings (loss)	3,326,223	(20,694,576)	(47,161,369)
Net Assets	$45,861,948	$1,544,353	$2,564,991
Calculation of Net Asset Value Per Share:
Net assets	$45,861,948	$1,544,353	$2,564,991
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,162,775	68,338	62,245
Net asset value, redemption price and offering price per share	$39.4418	$22.5987	$41.2080
Cost of Investments	$21,608,400	$1,460,000	$2,155,532

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 29, 2020

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Investment Income:
Dividend income	$1,741,027	$233	$—
Interest income	199,928	121,438	1,878
Total investment income	1,940,955	121,671	1,878
Expenses:
Investment advisory fees (Note 4)	351,291	53,516	874
Distribution expenses (Note 4)	117,097	17,839	291
Accounting fees	50,775	7,693	126
Professional fees	42,805	10,403	5,039
Report to shareholders	21,802	3,036	29
State registration fees	20,863	14,883	10,462
Trustees' fees	16,107	2,289	22
Management service fees (Note 4)	11,927	1,817	30
Administration fees	7,386	1,125	18
Insurance fees	4,963	708	7
Licensing fees	3,290	4,281	70
Interest expense	561	1,806	—
Other	11,652	1,651	16
Excise taxes	—	2,750	—
Total expenses	660,519	123,797	16,984
Less: Reimbursement of expenses from Adviser (Note 4)	(27,635)	(37,183)	(15,644)
Net expenses	632,884	86,614	1,340
Net investment income	1,308,071	35,057	538
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(207,284)	(25,862)	—
Swap contracts	(502,060)	4,124,139	230,197
	(709,344)	4,098,277	230,197
Change in net unrealized appreciation (depreciation) on:
Investments	(1,222,714)	1,376	—
Swap contracts	(246,752)	(1,137,069)	8,377
	(1,469,466)	(1,135,693)	8,377
Net realized and unrealized gain (loss)	(2,178,810)	2,962,584	238,574
Net increase (decrease) in net assets resulting from operations	$(870,739)	$2,997,641	$239,112

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 29, 2020

	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Investment Income:
Dividend income	$—	$—	$485,079
Interest income	38,980	13,015	943,283
Securities lending income	—	—	—
Total investment income	38,980	13,015	1,428,362
Expenses:
State registration fees	18,063	12,376	22,353
Investment advisory fees (Note 4)	16,664	5,763	949,931
Licensing fees	10,844	10,843	50,677
Professional fees	6,441	5,666	89,392
Distribution expenses (Note 4)	5,555	1,921	316,643
Accounting fees	2,394	826	136,230
Report to shareholders	832	387	48,880
Trustees' fees	618	289	36,067
Management service fees (Note 4)	566	196	32,250
Administration fees	350	122	19,949
Insurance fees	190	89	11,101
Interest expense	59	—	91,518
Miscellaneous expense	—	—	2,188
Other	446	205	26,028
Total expenses	63,022	38,683	1,833,207
Less: Reimbursement of expenses from Adviser (Note 4)	(38,522)	(30,231)	(31,813)
Net expenses	24,500	8,452	1,801,394
Net investment income (loss)	14,480	4,563	(373,032)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	—	390,043
Swap contracts	172,013	(51,232)	52,694,818
	172,013	(51,232)	53,084,861
Change in net unrealized appreciation (depreciation) on:
Investments	—	—	8,937,230
Swap contracts	381,930	(14,639)	(22,103,440)
	381,930	(14,639)	(13,166,210)
Net realized and unrealized gain (loss)	553,943	(65,871)	39,918,651
Net increase (decrease) in net assets resulting from operations	$568,423	$(61,308)	$39,545,619

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 29, 2020

	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund
Dividend income	$334,570	$—	$59,032	$—
Interest income	402,157	82,615	85,167	55,082
Total investment income	736,727	82,615	144,199	55,082
Expenses:
Investment advisory fees (Note 4)	311,706	34,166	66,385	23,134
Distribution expenses (Note 4)	103,902	11,389	22,128	7,711
Accounting fees	44,675	4,912	9,529	3,336
Professional fees	31,603	8,434	11,353	7,384
State registration fees	24,388	12,448	12,430	16,420
Report to shareholders	15,585	1,947	3,615	1,337
Interest expense	12,539	98	3,666	500
Trustees' fees	11,415	1,457	2,710	1,007
Management service fees (Note 4)	10,580	1,160	2,254	786
Licensing fees	8,789	7,480	6,196	2,159
Administration fees	6,536	719	1,396	487
Insurance fees	3,507	450	833	311
Miscellaneous expense	616	55	131	29
Other	8,211	1,058	1,953	735
Total expenses	594,052	85,773	144,579	65,336
Less: Reimbursement of expenses from Adviser (Note 4)	(21,644)	(24,176)	(21,420)	(23,196)
Net expenses	572,408	61,597	123,159	42,140
Net investment income	164,319	21,018	21,040	12,942
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(260,494)	—	58,057	—
Swap contracts	12,155,929	(856,511)	1,025,392	295,593
	11,895,435	(856,511)	1,083,449	295,593
Change in net unrealized appreciation (depreciation) on:
Investments	(1,830,520)	—	(320,625)	—
Swap contracts	(13,449,973)	637,497	(531,538)	291,344
	(15,280,493)	637,497	(852,163)	291,344
Net realized and unrealized gain (loss)	(3,385,058)	(219,014)	231,286	586,937
Net increase (decrease) in net assets resulting from operations	$(3,220,739)	$(197,996)	$252,326	$599,879

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 29, 2020

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund
Investment Income:
Dividend income	$90,297	$—	$67,819
Interest income	152,001	16,985	30,525
Total investment income	242,298	16,985	98,344
Expenses:
Investment advisory fees (Note 4)	104,191	7,615	27,122
Distribution expenses (Note 4)	34,731	2,538	9,041
State registration fees	20,510	10,120	10,976
Professional fees	16,962	5,797	7,482
Accounting fees	15,006	1,106	3,888
Licensing fees	10,913	10,843	9,894
Report to shareholders	6,658	458	1,450
Trustees' fees	5,024	343	1,067
Management service fees (Note 4)	3,538	259	921
Administration fees	2,192	160	571
Insurance fees	1,556	106	329
Interest expense	1,377	—	756
Miscellaneous expense	123	15	94
Other	3,665	249	768
Total expenses	226,446	39,609	74,359
Less: Reimbursement of expenses from Adviser (Note 4)	(37,525)	(25,903)	(24,783)
Net expenses	188,921	13,706	49,576
Net investment income	53,377	3,279	48,768
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(110,331)	—	(355,888)
Swap contracts	(1,795,444)	(159,867)	(724,812)
	(1,905,775)	(159,867)	(1,080,700)
Change in net unrealized appreciation (depreciation) on:
Investments	427,906	—	(4,592)
Swap contracts	965,205	30,014	(57,399)
	1,393,111	30,014	(61,991)
Net realized and unrealized loss	(512,664)	(129,853)	(1,142,691)
Net decrease in net assets resulting from operations	$(459,287)	$(126,574)	$(1,093,923)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in net assets from:
Operations:
Net investment income	$1,308,071	$4,935,715	$35,057	$219,055
Net realized gain (loss)	(709,344)	(4,690,070)	4,098,277	(3,695,786)
Change in net unrealized appreciation (depreciation)	(1,469,466)	(1,820,823)	(1,135,693)	66,935
Net increase (decrease) in net assets resulting from operations	(870,739)	(1,575,178)	2,997,641	(3,409,796)
Distributions to shareholders:
Net distributions to shareholders	(1,336,040)	(4,948,397)	(55,690)	(40,701)
Return of Capital	—	(334,125)	—	—
Total distributions	(1,336,040)	(5,282,522)	(55,690)	(40,701)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(90,976,058)	(163,446,996)	(5,145,215)	18,468,624
Total increase (decrease) in net assets	(93,182,837)	(170,304,696)	(2,203,264)	15,018,127
Net assets:
Beginning of year/period	135,045,957	305,350,653	17,313,548	2,295,421
End of year/period	$41,863,120	$135,045,957	$15,110,284	$17,313,548

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly High Yield Bull 1.2X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	41,206,977	$910,167,879	99,404,322	$2,198,583,058
Shares issued in reinvestment of distributions	55,176	1,222,853	220,508	4,874,496
Shares redeemed	(45,461,674)	(1,002,366,790)	(106,474,736)	(2,366,904,550)
Net decrease	(4,199,521)	$(90,976,058)	(6,849,906)	$(163,446,996)
	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	5,884,865	$207,093,066	14,175,977	$443,447,259
Shares issued in reinvestment of distributions	1,534	55,690	1,446	40,701
Shares redeemed	(5,976,251)	(212,293,971)	(13,713,523)	(425,019,336)
Net increase (decrease)	(89,852)	$(5,145,215)	463,900	$18,468,624

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100® Bear 1.25X Fund		Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in net assets from:
Operations:
Net investment income	$538	$29,190	$14,480	$184,372
Net realized gain (loss)	230,197	(1,905,142)	172,013	2,721,280
Change in net unrealized appreciation (depreciation)	8,377	36	381,930	(31,294)
Net increase (decrease) in net assets resulting from operations	239,112	(1,875,916)	568,423	2,874,358
Distributions to shareholders:
Net distributions to shareholders	(7,586)	—	(184,372)	(66,770)
Total distributions	(7,586)	—	(184,372)	(66,770)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	4,634,351	1,765,141	5,464,778	(2,780,254)
Total increase (decrease) in net assets	4,865,877	(110,775)	5,848,829	27,334
Net assets:
Beginning of year/period	189,303	300,078	4,922,800	4,895,466
End of year/period	$5,055,180	$189,303	$10,771,629	$4,922,800

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	726,768	$5,173,734	5,653,409	$64,361,771
Shares issued in reinvestment of distributions	1,010	7,586	—	—
Shares redeemed	(74,974)	(546,969)	(5,664,123)	(62,596,630)
Net increase (decrease)	652,804	$4,634,351	(10,714)	$1,765,141
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	3,674,551	$89,480,368	63,142,560	$1,255,482,219
Shares issued in reinvestment of distributions	8,079	184,372	3,447	66,770
Shares redeemed	(3,473,118)	(84,199,962)	(63,202,925)	(1,258,329,243)
Net increase (decrease)	209,512	$5,464,778	(56,918)	$(2,780,254)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund		Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$4,563	$78,803	$(373,032)	$1,126,144
Net realized gain (loss)	(51,232)	(2,634,670)	53,084,861	22,064,899
Change in net unrealized (depreciation)	(14,639)	(1,617)	(13,166,210)	(50,396,150)
Net increase (decrease) in net assets resulting from operations	(61,308)	(2,557,484)	39,545,619	(27,205,107)
Distributions to shareholders:
Net distributions to shareholders	(78,803)	—	(1,417,986)	(18,412,106)
Total distributions	(78,803)	—	(1,417,986)	(18,412,106)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	221,525	2,446,730	(22,452,655)	(63,434,993)
Total increase (decrease) in net assets	81,414	(110,754)	15,674,978	(109,052,206)
Net assets:
Beginning of year/period	123,144	233,898	181,531,567	290,583,773
End of year/period	$204,558	$123,144	$197,206,545	$181,531,567

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	3,981,336	$53,435,126	38,133,095	$656,411,918
Shares issued in reinvestment of distributions	5,870	78,803	—	—
Shares redeemed	(3,978,683)	(53,292,404)	(38,136,561)	(653,965,188)
Net increase (decrease)	8,523	$221,525	(3,466)	$2,446,730
	Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	11,411,867	$340,990,495	13,875,463	$353,085,674
Shares issued in reinvestment of distributions	42,766	1,396,680	794,066	18,167,347
Shares redeemed	(12,022,583)	(364,839,830)	(17,215,601)	(434,688,014)
Net decrease	(567,950)	$(22,452,655)	(2,546,072)	$(63,434,993)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly S&P 500® Bull 2X Fund		Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in net assets from:
Operations:
Net investment income	$164,319	$550,770	$21,018	$82,634
Net realized gain (loss)	11,895,435	5,320,382	(856,511)	(280,602)
Change in net unrealized appreciation (depreciation)	(15,280,493)	(14,356,390)	637,497	(344,793)
Net decrease in net assets resulting from operations	(3,220,739)	(8,485,238)	(197,996)	(542,761)
Distributions to shareholders:
Net distributions to shareholders	(741,896)	(10,449,252)	(82,634)	—
Total distributions	(741,896)	(10,449,252)	(82,634)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	25,115,460	(35,491,890)	(944,910)	5,338,739
Total increase (decrease) in net assets	21,152,825	(54,426,380)	(1,225,540)	4,795,978
Net assets:
Beginning of year/period	60,597,848	115,024,228	10,912,933	6,116,955
End of year/period	$81,750,673	$60,597,848	$9,687,393	$10,912,933

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly S&P 500® Bull 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	4,623,406	$145,135,323	13,017,372	$349,291,342
Shares issued in reinvestment of distributions	22,008	739,929	405,545	10,423,689
Shares redeemed	(3,868,774)	(120,759,792)	(14,850,300)	(395,206,921)
Net increase (decrease)	776,640	$25,115,460	(1,427,383)	$(35,491,890)
	Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	1,496,989	$13,917,493	4,641,968	$57,690,336
Shares issued in reinvestment of distributions	9,030	81,397	—	—
Shares redeemed	(1,569,069)	(14,943,800)	(4,142,059)	(52,351,597)
Net increase (decrease)	(63,050)	$(944,910)	499,909	$5,338,739

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in net assets from:
Operations:
Net investment income	$21,040	$156,478	$12,942	$60,602
Net realized gain (loss)	1,083,449	(7,072,424)	295,593	770,081
Change in net unrealized appreciation (depreciation)	(852,163)	(2,653,606)	291,344	(22,039)
Net increase (decrease) in net assets resulting from operations	252,326	(9,569,552)	599,879	808,644
Distributions to shareholders:
Net distributions to shareholders	(156,475)	(1,626,188)	(60,612)	—
Total distributions	(156,475)	(1,626,188)	(60,612)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(2,294,999)	(317,236)	3,508,224	4,493,884
Total increase (decrease) in net assets	(2,199,148)	(11,512,976)	4,047,491	5,302,528
Net assets:
Beginning of year/period	13,647,396	25,160,372	9,597,196	4,294,668
End of year/period	$11,448,248	$13,647,396	$13,644,687	$9,597,196

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	618,797	$42,077,654	1,423,584	$99,675,108
Shares issued in reinvestment of distributions	2,144	156,083	25,549	1,625,515
Shares redeemed	(647,319)	(44,528,736)	(1,478,595)	(101,617,859)
Net decrease	(26,378)	$(2,294,999)	(29,462)	$(317,236)
	Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	2,241,989	$27,979,710	8,951,372	$124,144,707
Shares issued in reinvestment of distributions	5,381	59,731	—	—
Shares redeemed	(1,931,253)	(24,531,217)	(8,616,412)	(119,650,823)
Net increase	316,117	$3,508,224	334,960	$4,493,884

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund		Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in net assets from:
Operations:
Net investment income	$53,377	$227,099	$3,279	$23,718
Net realized gain (loss)	(1,905,775)	7,427,231	(159,867)	(540,143)
Change in net unrealized appreciation (depreciation)	1,393,111	675,733	30,014	(51,896)
Net increase (decrease) in net assets resulting from operations	(459,287)	8,330,063	(126,574)	(568,321)
Distributions to shareholders:
Net distributions to shareholders	(1,616,984)	—	(23,719)	—
Total distributions	(1,616,984)	—	(23,719)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	766,027	29,610,230	(636,870)	(75,642)
Total increase (decrease) in net assets	(1,310,244)	37,940,293	(787,163)	(643,963)
Net assets:
Beginning of year/period	47,172,192	9,231,899	2,331,516	2,975,479
End of year/period	$45,861,948	$47,172,192	$1,544,353	$2,331,516

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	2,393,070	$92,404,704	8,286,167	$294,469,706
Shares issued in reinvestment of distributions	44,702	1,608,081	—	—
Shares redeemed	(2,431,787)	(93,246,758)	(7,409,790)	(264,859,476)
Net increase	5,985	$766,027	876,377	$29,610,230
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	380,065	$9,279,661	729,537	$20,902,101
Shares issued in reinvestment of distributions	928	23,457	—	—
Shares redeemed	(408,456)	(9,939,988)	(731,106)	(20,977,743)
Net decrease	(27,463)	$(636,870)	(1,569)	$(75,642)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (Decrease) in net assets from:
Operations:
Net investment income	$48,768	$58,469
Net realized loss	(1,080,700)	(1,747,214)
Change in net unrealized depreciation	(61,991)	(7,372)
Net decrease in net assets resulting from operations	(1,093,923)	(1,696,117)
Distributions to shareholders:
Net distributions to shareholders	(102,873)	—
Total distributions	(102,873)	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	492,111	(385,527)
Total decrease in net assets	(704,685)	(2,081,644)
Net assets:
Beginning of year/period	3,269,676	5,351,320
End of year/period	$2,564,991	$3,269,676

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	2,162,369	$101,269,940	1,825,048	$84,357,111
Shares issued in reinvestment of distributions	1,518	80,902	—	—
Shares redeemed	(2,182,160)	(100,858,731)	(1,854,007)	(84,742,638)
Net increase (decrease)	(18,273)	$492,111	(28,959)	$(385,527)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 29, 2020

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[7]
Direxion Monthly High Yield Bull 1.2X Fund
Six Months Ended February 29, 2020 (Unaudited)	$22.0134	$0.3060	$0.3061	$(0.3870)	$(0.0810)	$(0.2999)	$—	$—	$(0.2999)	$21.6325	(0.39)%	$41,863	1.41%	1.35%	2.79%	1.41%	1.35%	2.79%	837%
Year ended August 31, 2019	23.5163	0.9793	0.9824	(0.1176)	0.8617	(2.2150)	—	(0.1496)	(2.3646)	22.0134	4.44%	135,046	1.40%	1.37%	4.39%	1.38%	1.35%	4.41%	1,488%
Year ended August 31, 2018	24.1461	0.6932	0.6936	(0.2775)	0.4157	(0.9561)	(0.0894)		(1.0455)	23.5163	1.79%	305,351	1.33%	1.33%	2.93%	1.33%	1.33%	2.93%	1,218%
Year ended August 31, 2017	23.3157	0.7368	0.7381	1.0980	1.8348	(0.7613)	(0.2431)	—	(1.0044)	24.1461	8.08%	359,677	1.36%	1.36%	3.08%	1.35%	1.35%	3.09%	362%
February 17, 2016[9] to August 31, 2016	20.0000	0.3135	0.3142	3.3260	3.6395	(0.3238)	—	—	(0.3238)	23.3157	18.29%	224,464	1.36%	1.35%	2.64%	1.35%	1.34%	2.65%	165%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Six Months Ended February 29, 2020 (Unaudited)	32.4749	0.0863	0.0975	3.7941	3.8804	(2.2682)	—	—	(2.2682)	34.0871	11.52%	15,110	1.73%	1.21%	0.50%	1.67%	1.15%	0.56%	3,968%
Year ended August 31, 2019	33.1531	0.3204	0.3284	(0.8901)	(0.5697)	(0.1085)	—	—	(0.1085)	32.4749	(1.67)%	17,314	1.62%	1.18%	1.03%	1.59%	1.15%	1.06%	0%
Year ended August 31, 2018	28.5477	0.0854	0.0941	8.8391	8.9245	—	(4.3191)	—	(4.3191)	33.1531	33.39%	2,295	1.52%	1.18%	0.27%	1.49%	1.15%	0.30%	0%
Year ended August 31, 2017	21.6640	(0.1380)	(0.1354)	7.0217	6.8837	—	—	—	—	28.5477	31.77%	34,193	1.16%	1.14%	(0.57)%	1.15%	1.13%	(0.56)%	0%
March 31, 2016[9] to August 31, 2016	20.0000	(0.0091)	(0.0088)	1.6731	1.6640	—	—	—	—	21.6640	8.32%	58	1.15%	1.13%	(0.11)%	1.15%	1.13%	(0.11)%	0%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Six Months Ended February 29, 2020 (Unaudited)	9.1415	0.0175	0.0175	(1.0859)	(1.0684)	(0.5674)	—	—	(0.5674)	7.5057	(11.69)%	5,055	14.58%	1.15%	0.46%	14.58%	1.15%	0.46%	0%
Year ended August 31, 2019	9.5499	0.1148	0.1197	(0.5232)	(0.4084)	—	—	—	—	9.1415	(4.28)%	189	2.49%	1.19%	1.00%	2.45%	1.15%	1.04%	0%
Year ended August 31, 2018	13.2141	0.0094	0.0094	(3.6736)	(3.6642)	—	—	—	—	9.5499	(27.73)%	300	12.28%	1.15%	0.09%	12.28%	1.15%	0.09%	0%
Year ended August 31, 2017	18.0798	(0.0683)	(0.0683)	(4.7974)	(4.8657)	—	—	—	—	13.2141	(26.91)%	176	1.15%	1.15%	(0.46)%	1.15%	1.15%	(0.46)%	0%
March 31, 2016[9] to August 31, 2016	20.0000	(0.0671)	(0.0671)	(1.8531)	(1.9202)	—	—	—	—	18.0798	(9.60)%	48	1.15%	1.08%	(0.81)%	1.15%	1.08%	(0.81)%	0%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Six Months Ended February 29, 2020 (Unaudited)	26.3090	0.0782	0.0785	1.7866	1.8648	(1.0157)	—	—	(1.0157)	27.1581	7.82%	10,772	2.83%	1.10%	0.65%	2.83%	1.10%	0.65%	0%
Year ended August 31, 2019	20.0607	0.2233	0.2243	6.0540	6.2773	(0.0290)	—	—	(0.0290)	26.3090	31.34%	4,923	1.81%	1.11%	1.10%	1.80%	1.10%	1.11%	0%
Year ended August 31, 2018	21.5922	0.0317	0.0320	(1.5335)	(1.5018)	—	(0.0297)	—	(0.0297)	20.0607	(6.97)%	4,895	1.48%	1.10%	0.15%	1.48%	1.10%	0.15%	0%
Year ended August 31, 2017	23.7349	(0.0879)	(0.0877)	(2.0548)	(2.1427)	—	—	—	—	21.5922	(9.03)%	19,839	1.10%	1.06%	(0.45)%	1.10%	1.06%	(0.45)%	0%
November 2, 2015[9] to August 31, 2016	20.0000	(0.1101)	(0.1099)	3.8450	3.7349	—	—	—	—	23.7349	18.67%	2,450	1.10%	0.88%	(0.65)%	1.10%	0.88%	(0.65)%	0%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Six Months Ended February 29, 2020 (Unaudited)	12.7189	0.0388	0.0388	(1.1757)	(1.1369)	(0.3456)	—	—	(0.3456)	11.2364	(9.38)%	205	5.03%	1.10%	0.59%	5.03%	1.10%	0.59%	0%
Year ended August 31, 2019	17.7896	0.1946	0.1946	(5.2653)	(5.0707)	—	—	—	—	12.7189	(28.50)%	123	2.20%	1.10%	1.12%	2.20%	1.10%	1.12%	0%
Year ended August 31, 2018	17.0779	0.0415	0.0418	0.6702	0.7117	—	—	—	—	17.7896	4.17%	234	1.97%	1.10%	0.23%	1.97%	1.10%	0.23%	0%
Year ended August 31, 2017	16.7805	(0.1069)	(0.1068)	0.4043	0.2974	—	—	—	—	17.0779	1.77%	539	1.10%	0.99%	(0.54)%	1.10%	0.99%	(0.54)%	0%
November 2, 2015[9] to August 31, 2016	20.0000	(0.1119)	(0.1119)	(3.1076)	(3.2195)	—	—	—	—	16.7805	(16.10)%	14,685	1.10%	0.97%	(0.75)%	1.10%	0.97%	(0.75)%	0%
Direxion Monthly NASDAQ-100® Bull 2X Fund
Six Months Ended February 29, 2020 (Unaudited)	24.9700	(0.0440)	(0.0332)	4.6648	4.6208	(0.1598)	—	—	(0.1598)	29.4310	18.44%	197,207	1.45%	1.42%	(0.29)%	1.38%	1.35%	(0.22)%	17%
Year ended August 31, 2019	29.61	0.14	0.22	(2.34)	(2.20)	—	(2.44)	—	(2.44)	24.97	(6.42)%	181,532	1.69%	1.66%	0.59%	1.38%	1.35%	0.90%	0%
Year ended August 31, 2018	19.92	(0.04)	0.01	10.95	10.91	—	(1.22)	—	(1.22)	29.61	57.13%	290,584	1.57%	1.55%	(0.16)%	1.37%	1.35%	0.04%	0%
Year ended August 31, 2017	12.89	(0.12)	(0.11)	7.15	7.03	—	—	—	—	19.92	54.55%	164,097	1.36%	1.36%	(0.78)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	10.92	(0.14)	(0.14)	2.40	2.26	—	(0.29)	—	(0.29)	12.89	20.90%	126,200	1.35%	1.35%	(1.17)%	1.35%	1.35%	(1.17)%	0%
Year ended August 31, 2015	10.27	(0.15)	(0.15)	0.93	0.78	—	(0.13)	—	(0.13)	10.92	7.68%	116,172	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 29, 2020

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[7]
Direxion Monthly S&P 500® Bull 2X Fund
Six Months Ended February 29, 2020 (Unaudited)	$27.4400	$0.0624	$0.0671	$0.1734	$0.2358	$(0.2861)	$—	$—	$(0.2861)	$27.3897	0.67%	$81,751	1.43%	1.38%	0.40%	1.40%	1.35%	0.43%	36%
Year ended August 31, 2019	31.64	0.18	0.26	(1.34)	(1.16)	(0.00)[10]	(3.04)	—	(3.04)	27.44	(2.70)%	60,598	1.68%	1.64%	0.65%	1.39%	1.35%	0.94%	0%
Year ended August 31, 2018	24.94	—	0.01	8.60	8.60	—	(1.90)	—	(1.90)	31.64	35.87%	115,024	1.41%	1.39%	0.01%	1.37%	1.35%	0.05%	0%
Year ended August 31, 2017	19.13	(0.17)	(0.16)	5.98	5.81	—	—	—	—	24.94	30.33%	72,601	1.36%	1.36%	(0.79)%	1.35%	1.35%	(0.78)%	0%
Year ended August 31, 2016	16.57	(0.24)	(0.07)	3.67	3.43	—	(0.87)	—	(0.87)	19.13	21.43%	63,602	1.54%	1.54%	(1.56)%	1.35%	1.35%	(1.37)%	0%
Year ended August 31, 2015	17.73	(0.25)	(0.25)	(0.18)	(0.43)	—	(0.73)	—	(0.73)	16.57	(2.40)%	43,329	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Direxion Monthly S&P 500® Bear 2X Fund
Six Months Ended February 29, 2020 (Unaudited)	10.7300	0.0214	0.0215	(0.5054)	(0.4840)	(0.0920)	—	—	(0.0920)	10.1540	(4.40)%	9,687	1.88%	1.35%	0.46%	1.88%	1.35%	0.46%	0%
Year ended August 31, 2019	11.83	0.11	0.12	(1.21)	(1.10)	—	—	—	—	10.73	(9.30)%	10,913	1.94%	1.37%	0.95%	1.92%	1.35%	0.97%	0%
Year ended August 31, 2018	16.86	—	—	(5.03)	(5.03)	—	—	—	—	11.83	(29.83)%	6,117	1.92%	1.35%	0.03%	1.92%	1.35%	0.03%	0%
Year ended August 31, 2017	22.95	(0.15)	(0.15)	(5.94)	(6.09)	—	—	—	—	16.86	(26.54)%	20,832	1.35%	1.35%	(0.77)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	30.91	(0.32)	(0.32)	(7.64)	(7.96)	—	—	—	—	22.95	(25.75)%	10,081	1.35%	1.35%	(1.16)%	1.35%	1.35%	(1.16)%	0%
Year ended August 31, 2015	32.72	(0.39)	(0.39)	(1.42)	(1.81)	—	—	—	—	30.91	(5.53)%	9,066	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Direxion Monthly Small Cap Bull 2X Fund
Six Months Ended February 29, 2020 (Unaudited)	59.3800	0.0806	0.0947	(2.5594)	(2.4788)	(0.6270)	—	—	(0.6270)	56.2742	(4.41)%	11,448	1.63%	1.39%	0.24%	1.59%	1.35%	0.28%	38%
Year ended August 31, 2019	97.04	0.61	0.67	(31.52)	(30.91)	(0.07)	(6.68)	—	(6.75)	59.38	(32.04)%	13,647	1.65%	1.43%	0.86%	1.57%	1.35%	0.94%	0%
Year ended August 31, 2018	64.77	0.04	0.06	32.23	32.27	—	—	—	—	97.04	49.82%	25,160	1.58%	1.37%	0.05%	1.56%	1.35%	0.07%	0%
Year ended August 31, 2017	51.05	(0.48)	(0.48)	14.20	13.72	—	—	—	—	64.77	26.88%	16,316	1.36%	1.36%	(0.81)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	45.38	(0.49)	(0.49)	6.16	5.67	—	—	—	—	51.05	12.49%	13,216	1.35%	1.34%	(1.14)%	1.35%	1.34%	(1.14)%	0%
Year ended August 31, 2015	46.95	(0.67)	(0.67)	(0.90)	(1.57)	—	(0.00)[10]	—	(0.00)[10]	45.38	(3.34)%	15,325	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%
Direxion Monthly Small Cap Bear 2X Fund
Six Months Ended February 29, 2020 (Unaudited)	13.5900	0.0254	0.0264	(0.1035)	(0.0781)	(0.1631)	—	—	(0.1631)	13.3488	(0.33)%	13,645	2.12%	1.37%	0.42%	2.10%	1.35%	0.44%	0%
Year ended August 31, 2019	11.57	0.11	0.11	1.91	2.02	—	—	—	—	13.59	17.46%	9,597	1.92%	1.39%	0.76%	1.88%	1.35%	0.80%	0%
Year ended August 31, 2018	18.41	0.01	0.01	(6.85)	(6.84)	—	—	—	—	11.57	(37.15)%	4,295	2.06%	1.35%	0.04%	2.06%	1.35%	0.04%	0%
Year ended August 31, 2017	26.09	(0.17)	(0.17)	(7.51)	(7.68)	—	—	—	—	18.41	(29.44)%	5,772	1.35%	1.35%	(0.80)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	34.47	(0.38)	(0.38)	(8.00)	(8.38)	—	—	—	—	26.09	(24.31)%	7,115	1.35%	1.35%	(1.15)%	1.35%	1.35%	(1.15)%	0%
Year ended August 31, 2015	37.75	(0.46)	(0.46)	(2.82)	(3.28)	—	—	—	—	34.47	(8.69)%	7,576	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Six Months Ended February 29, 2020 (Unaudited)	40.7800	0.0734	0.0753	1.7382	1.8116	(0.4677)	(2.6821)	—	(3.1498)	39.4418	5.28%	45,862	1.63%	1.36%	0.38%	1.62%	1.35%	0.39%	79%
Year ended August 31, 2019	32.92	0.30	0.31	7.56	7.86	—	—	—	—	40.78	23.88%	47,172	1.56%	1.39%	0.83%	1.52%	1.35%	0.87%	0%
Year ended August 31, 2018	36.02	(0.01)	(0.01)	(3.09)	(3.10)	—	—	—	—	32.92	(8.61)%	9,232	1.85%	1.35%	(0.04)%	1.85%	1.35%	(0.04)%	0%
Year ended August 31, 2017	38.18	(0.29)	(0.29)	(1.87)	(2.16)	—	—	—	—	36.02	(5.66)%	15,142	1.35%	1.35%	(0.82)%	1.35%	1.35%	(0.82)%	0%
Year ended August 31, 2016	34.36	(0.42)	(0.42)	4.24	3.82	—	—	—	—	38.18	11.12%	22,500	1.35%	1.35%	(1.17)%	1.35%	1.35%	(1.17)%	0%
Year ended August 31, 2015	33.01	(0.46)	(0.46)	1.81	1.35	—	—	—	—	34.36	4.09%	69,850	1.35%	1.31%	(1.30)%	1.35%	1.31%	(1.30)%	0%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Six Months Ended February 29, 2020 (Unaudited)	24.3400	0.0403	0.0403	(1.4600)	(1.4197)	(0.3216)	—	—	(0.3216)	22.5987	(5.97)%	1,544	3.90%	1.35%	0.32%	3.90%	1.35%	0.32%	0%
Year ended August 31, 2019	30.56	0.26	0.26	(6.48)	(6.22)	—	—	—	—	24.34	(20.35)%	2,332	3.54%	1.35%	0.89%	3.54%	1.35%	0.89%	0%
Year ended August 31, 2018	28.34	(0.02)	(0.02)	2.24	2.22	—	—	—	—	30.56	7.83%	2,975	2.30%	1.35%	(0.07)%	2.30%	1.35%	(0.07)%	0%
Year ended August 31, 2017	27.99	(0.24)	(0.24)	0.59	0.35	—	—	—	—	28.34	1.25%	5,120	1.35%	1.35%	(0.80)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	33.01	(0.37)	(0.37)	(4.65)	(5.02)	—	—	—	—	27.99	(15.21)%	4,819	1.35%	1.35%	(1.19)%	1.35%	1.35%	(1.19)%	0%
Year ended August 31, 2015	36.66	(0.46)	(0.46)	(3.19)	(3.65)	—	—	—	—	33.01	(9.96)%	19,935	1.35%	1.35%	(1.34)%	1.35%	1.35%	(1.34)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 29, 2020

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[7]
Direxion Monthly Emerging Markets Bull 2X Fund
Six Months Ended February 29, 2020 (Unaudited)	$40.6100	$0.3216	$0.3266	$0.7036	$1.0252	$(0.4272)	$—	$—	$(0.4272)	$41.2080	2.29%	$2,565	2.06%	1.37%	1.35%	2.04%	1.35%	1.37%	1,212%
Year ended August 31, 2019	48.88	0.41	0.42	(8.68)	(8.27)	—	—	—	—	40.61	(16.92)%	3,270	2.15%	1.37%	0.90%	2.13%	1.35%	0.92%	0%
Year ended August 31, 2018	53.50	(0.01)	—	(4.61)	(4.62)	—	—	—	—	48.88	(8.64)%	5,351	1.88%	1.36%	(0.01)%	1.87%	1.35%	—	0%
Year ended August 31, 2017	35.73	(0.32)	(0.32)	18.09	17.77	—	—	—	—	53.50	49.73%	9,900	1.36%	1.36%	(0.78)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	30.79	(0.35)	(0.35)	5.29	4.94	—	—	—	—	35.73	16.04%	9,117	1.35%	1.35%	(1.14)%	1.35%	1.35%	(1.14)%	0%
Year ended August 31, 2015	56.54	(0.64)	(0.64)	(25.11)	(25.75)	—	—	—	—	30.79	(45.54)%	2,777	1.35%	1.35%	(1.33)%	1.35%	1.35%	(1.33)%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year/period.

2  Includes interest expense and extraordinary expense which is comprised of tax expense.

3  Excludes interest expense and extraordinary expense which is comprised of tax expense.

4  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, futures and swaps for the period.

5  Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year in not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

6  Net expenses include effects of any reimbursement or recoupment.

7  For periods less than one year, these ratios are annualized.

8  Portfolio turnover is not annualized and does not include effects of turnover of the swap or future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

9  Commencement of operations.

10  Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 29, 2020

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 14 series, of which 13 are included in this report: Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, and Direxion Monthly Emerging Markets Bull 2X Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 13 Funds included in this report offer only Investor Class shares.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

The Funds' investment objectives are to seek monthly investment results, before fees and expenses that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly High Yield Bull 1.2X Fund	Solactive High Yield Beta Index	120%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	NASDAQ-100® Index	125%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund		-125%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	ICE U.S. Treasury 25+ Year Bond Index	135%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund		-135%
Direxion Monthly NASDAQ-100® Bull 2X Fund	NASDAQ-100® Index	200%
Direxion Monthly S&P 500® Bull 2X Fund	S&P 500® Index	200%
Direxion Monthly S&P 500® Bear 2X Fund		-200%
Direxion Monthly Small Cap Bull 2X Fund	Russell 2000® Index	200%
Direxion Monthly Small Cap Bear 2X Fund		-200%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	ICE U.S. Treasury 7-10 Year Bond Index	200%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund		-200%
Direxion Monthly Emerging Markets Bull 2X Fund	MSCI Emerging Markets IndexSM	200%

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

DIREXION SEMI-ANNUAL REPORT

a) Cash Equivalents – The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be cash equivalents. The Funds are exposed to the credit risk of U.S. Bank through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of February 29, 2020.

b) Investment Valuation – The Net Asset Value ("NAV") of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion High Yield Bull 1.2X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund (the "Fixed Income Funds") do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. Equity securities, exchange-traded funds ("ETFs") and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with an original maturity of 60 days or less are valued using the amortized cost method. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date.

Other debt securities are valued by using the mean prices provided by the Funds' pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation for such securities, the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a "net basis". Consequently, a Fund's current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund's obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities

DIREXION SEMI-ANNUAL REPORT

less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2013-01 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013 - 01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk , a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 29, 2020, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at February 29, 2020 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	$—	$—	$—	$—	$996	$—	$996[1]	$—
Direxion Monthly Small Cap Bull 2X Fund	—	—	—	—	816,540	—	—	816,540
Direxion Monthly S&P 500® Bear 2X Fund	—	—	—	—	6,737	—	6,737[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly High Yield Bull 1.2X Fund	$—	$—	$—	$—	$310,238	$—	$310,238[1]	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—	—	—	1,035,553	—	1,035,553[1]	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	3,439	—	3,439[1]	—	—	—	—	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	391,180	—	—	391,180	—	—	—	—
Direxion Monthly 25+ Year T reasury Bear 1.35X Fund	—	—	—	—	13,997	—	13,997[1]	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	—	—	—	9,164,446	—	9,164,446[1]	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—	—	16,069,066	—	16,069,066[1]	—
Direxion Monthly Small Cap Bull 2X Fund	—	—	—	—	796,710	—	796,710[1]	—
Direxion Monthly Small Cap Bear 2X Fund	—	—	—	—	9,029	—	9,029[1]	—

DIREXION SEMI-ANNUAL REPORT

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	$1,698,286	$—	$930,000	$768,286	$—	$—	$—	$—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	—	—	—	37,586	—	37,586[1]	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	—	293,390	—	293,390[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bull 2X Fund	$—	$—	$—	$—	$3,142,807	$—	$3,142,807[1]	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

e) Risks of Futures Contracts and Options on Futures Contracts – The risks inherent in the use of futures contracts and options on futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the

DIREXION SEMI-ANNUAL REPORT

counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for futures contracts and options on futures contracts. The Funds were not invested in any options on futures contracts during the six months ended February 29, 2020.

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

g) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Securities Lending – The Direxion Monthly High Yield Bull 1.2X Fund may lend its investment securities to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund is contractually indemnified with the securities lending agent. Furthermore, the Fund requires the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.

As of February 29, 2020, no securities were loaned by the Fund.

i) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund collectively defined as "investment companies". As a result, Fund shareholders indirectly bear the Fund's proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. These costs are disclosed in the Fund's prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

j) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made in the Funds' financial statements.

k) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective average daily net assets. For additional discussion on expenses, refer to Note 4.

l) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

DIREXION SEMI-ANNUAL REPORT

The tax character of distributions during the six months ended February 29, 2020 and year ended August 31, 2019 were as follows:

	Six Months Ended February 29, 2020 (Unaudited)			Year Ended August 31, 2019
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Monthly High Yield Bull 1.2X Fund	$1,336,040	$—	$—	$4,948,397	$—	$334,125
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	55,690	—	—	40,701	—	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	7,586	—	—	—	—	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	184,372	—	—	66,770	—	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	78,803	—	—	—	—	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	1,417,986	—	—	18,412,106	—	—
Direxion Monthly S&P 500® Bull 2X Fund	741,896	—	—	10,449,252	—	—
Direxion Monthly S&P 500® Bear 2X Fund	82,634	—	—	—	—	—
Direxion Monthly Small Cap Bull 2X Fund	156,475	—	—	1,626,188	—	—
Direxion Monthly Small Cap Bear 2X Fund	60,612	—	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	1,616,984	—	—	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	23,719	—	—	—	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	102,873	—	—	—	—	—

As of August 31, 2019, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Net unrealized appreciation/(depreciation)	$(6,257,315)	$(1,125,766)	$(21,080)	$(18,511)
Undistributed ordinary income (loss)	—	219,055	29,475	184,372
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	219,055	29,475	184,372
Other accumulated earnings (losses)	(12,991,533)	(5,896,416)	(2,475,731)	(1,285,852)
Total accumulated earnings (losses)	$(19,248,848)	$(6,803,127)	$(2,467,336)	$(1,119,991)
	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Net unrealized appreciation/(depreciation)	$(140,059)	$1,885,691	$(4,045,401)	$(1,302,307)
Undistributed ordinary income (loss)	78,803	1,417,986	858,119	82,634
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	78,803	1,417,986	858,119	82,634
Other accumulated earnings (losses)	(8,909,959)	—	—	(46,558,238)
Total accumulated earnings (losses)	$(8,971,215)	$3,303,677	$(3,187,282)	$(47,777,911)

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Net unrealized appreciation/(depreciation)	$(2,076,593)	$(1,458,554)	$721,886	$(635,696)
Undistributed ordinary income (loss)	156,475	60,612	4,680,608	23,719
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	156,475	60,612	4,680,608	23,719
Other accumulated earnings (losses)	(6,135,472)	(42,476,349)	—	(19,932,306)
Total accumulated earnings (losses)	$(8,055,590)	$(43,874,291)	$5,402,494	$(20,544,283)

Direxion Monthly Emerging Markets Bull 2X Fund
Net unrealized appreciation/(depreciation)	$(634,316)
Undistributed ordinary income (loss)	58,469
Undistributed capital gain (loss)	—
Total distributable earnings (losses)	58,469
Other accumulated earnings (losses)	(45,388,726)
Total accumulated earnings (losses)	$(45,964,573)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards and qualified late year loss deferrals.

The cost basis for investments for federal income tax purposes as of February 29, 2020 was as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Tax cost of investments	$36,110,232	$3,827,146	$882,000
Gross unrealized appreciation	928,858	1,376	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$928,858	$1,376	$—
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Tax cost of investments	$2,080,000	$100,000	$169,634,354
Gross unrealized appreciation	—	—	9,919,430
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$9,919,430
	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund
Tax cost of investments	$75,391,247	$2,490,000	$10,465,320
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	(1,646,117)	—	(318,955)
Net unrealized appreciation/(depreciation)	$(1,646,117)	$—	$(318,955)

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Tax cost of investments	$2,410,000	$21,608,400	$1,460,000
Gross unrealized appreciation	—	427,600	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$427,600	$—

Direxion Monthly Emerging Markets Bull 2X Fund
Tax cost of investments	$2,155,532
Gross unrealized appreciation	19,028
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	$19,028

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2019. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2019.

At August 31, 2019, the Funds deferred, on a tax basis, no qualified late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At August 31, 2019, the following Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT	Annual Limitation
Direxion Monthly High Yield Bull 1.2X Fund	$(9,078,612)	$(3,912,921)	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	(5,896,416)	—	926
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	(2,475,731)	—	2,231
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	(688,691)	(597,161)	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	(5,699,494)	(3,210,465)	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	—	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—
Direxion Monthly S&P 500® Bear 2X Fund	(46,558,238)	—	—
Direxion Monthly Small Cap Bull 2X Fund	(6,135,472)	—	—
Direxion Monthly Small Cap Bear 2X Fund	(42,476,349)	—	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	(19,932,306)	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	(18,752,923)	(26,635,803)	—

In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

DIREXION SEMI-ANNUAL REPORT

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 29, 2020, open Federal and state income tax years include the tax years ended August 31, 2016 through August 31, 2019. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the six months ended February 29, 2020. Purchases represent the aggregate purchases of investments excluding short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from short-term investments, swaps and futures contracts.

Funds	Purchases	Sales
Direxion Monthly High Yield Bull 1.2X Fund	$563,553,870	$636,664,615
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	9,331,312	9,288,304
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	95,288,119	19,061,572
Direxion Monthly S&P 500® Bull 2X Fund	49,451,613	11,813,679
Direxion Monthly S&P 500® Bear 2X Fund	—	—
Direxion Monthly Small Cap Bull 2X Fund	8,699,114	2,584,601
Direxion Monthly Small Cap Bear 2X Fund	—	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	15,861,560	8,329,475
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	35,145,963	34,454,723

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 29, 2020.

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to each Fund's average daily net assets at the annual rate of 0.75%.

Management Services Agreement: The Funds have entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Funds pays the Adviser a management service fees of 0.026% on the first $10,000,000,000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000,000.

DIREXION SEMI-ANNUAL REPORT

Operating Expense Limitation Agreement: Each Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to cap all or a portion of the expenses for each Fund based on the annual rates listed below applied to each Fund's average daily net assets.

Direxion Monthly High Yield Bull 1.2X Fund	1.35%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1.15%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	1.15%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	1.10%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	1.10%
Direxion Monthly NASDAQ-100® Bull 2X Fund	1.35%
Direxion Monthly S&P 500® Bull 2X Fund	1.35%
Direxion Monthly S&P 500® Bear 2X Fund	1.35%
Direxion Monthly Small Cap Bull 2X Fund	1.35%
Direxion Monthly Small Cap Bear 2X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	1.35%
Direxion Monthly Emerging Markets Bull 2X Fund	1.35%

Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

			Potential Recoupment Amounts Expiring:			Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	August 31, 2021	August 31, 2022	August 31, 2022	Recoupment Amount
Direxion Monthly High Yield Bull 1.2X Fund	$—	$27,635	$—	$34,740	$27,635	$62,375
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	37,183	90,828	92,987	37,183	220,998
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	15,644	29,911	38,074	15,644	83,629
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	38,522	165,823	117,634	38,522	321,979
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	30,231	102,780	77,288	30,231	210,299
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	31,813	40,923	59,785	31,813	132,521
Direxion Monthly S&P 500® Bull 2X Fund	—	21,644	22,239	30,760	21,644	74,643
Direxion Monthly S&P 500® Bear 2X Fund	—	24,176	46,963	49,487	24,176	120,626
Direxion Monthly Small Cap Bull 2X Fund	—	21,420	46,881	39,348	21,420	107,649
Direxion Monthly Small Cap Bear 2X Fund	—	23,196	36,675	42,045	23,196	101,916
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	37,525	49,147	46,957	37,525	133,629
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	25,903	54,385	58,223	25,903	138,511
Direxion Monthly Emerging Markets Bull 2X Fund	—	24,783	58,430	50,544	24,783	133,757

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of February 29, 2020 is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.

DIREXION SEMI-ANNUAL REPORT

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets. Each Fund currently pays a 12b-1 fee of 0.25% of the respective Fund's average daily net assets.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds' securities as of February 29, 2020.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$33,509,090	$3,530,000	$6,675,798	$—	$(310,238)
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	18,522	3,810,000	15,455,110	—	(1,035,553)
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	882,000	4,227,133	3,439	(996)
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	2,080,000	8,290,827	391,180	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	100,000	79,642	—	(13,997)
Direxion Monthly NASDAQ-100® Bull 2X Fund	123,047,820	56,505,964	13,734,409	—	(12,307,253)
Direxion Monthly S&P 500® Bull 2X Fund	42,315,130	31,430,000	22,276,357	—	(16,069,066)
Direxion Monthly S&P 500® Bear 2X Fund	—	2,490,000	6,563,960	—	(6,737)
Direxion Monthly Small Cap Bull 2X Fund	5,926,365	4,220,000	2,838,647	—	(1,613,250)
Direxion Monthly Small Cap Bear 2X Fund	—	2,410,000	11,202,608	—	(9,029)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	11,726,000	10,310,000	19,371,941	1,698,286	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	1,460,000	217,852	—	(37,586)
Direxion Monthly Emerging Markets Bull 2X Fund	1,134,560	1,040,000	467,759	—	(293,390)

For further information regarding each asset class, see each Fund's Schedule of Investments.

*  Total return swap contracts are valued at the unrealized appreciation/(depreciation).

DIREXION SEMI-ANNUAL REPORT

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 29, 2020, the Funds were invested in swap contracts.

At February 29, 2020, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	$—	$3,439	$—	$3,439
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—	391,180	391,180
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	1,698,286	1,698,286

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

	Liability Derivatives[2]
Fund	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly High Yield Bull 1.2X Fund	$310,238	$—	$—	$310,238
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	1,035,553	—	1,035,553
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	996	—	996
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	—	13,997	13,997
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	12,307,253	—	12,307,253
Direxion Monthly S&P 500® Bull 2X Fund	—	16,069,066	—	16,069,066
Direxion Monthly S&P 500® Bear 2X Fund	—	6,737	—	6,737
Direxion Monthly Small Cap Bull 2X Fund	—	1,613,250	—	1,613,250
Direxion Monthly Small Cap Bear 2X Fund	—	9,029	—	9,029
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	—	37,586	37,586
Direxion Monthly Emerging Markets Bull 2X Fund	—	293,390	—	293,390

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

Transactions in derivative instruments during the six months ended February 29, 2020, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Credit Risk	Equity Risk	Interest Rate Risk	Credit Risk	Equity Risk	Interest Rate Risk
Direxion Monthly High Yield Bull 1.2X Fund	Swap Contracts	$(502,060)	$—	$—	$(246,752)	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Swap Contracts	—	4,124,139	—	—	(1,137,069)	—

DIREXION SEMI-ANNUAL REPORT

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Credit Risk	Equity Risk	Interest Rate Risk	Credit Risk	Equity Risk	Interest Rate Risk
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	Swap Contracts	$—	$230,197	$—	$—	$8,377	$—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Swap Contracts	—	—	172,013	—	—	381,930
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Swap Contracts	—	—	(51,232)	—	—	(14,639)
Direxion Monthly NASDAQ-100® Bull 2X Fund	Swap Contracts	—	52,694,818	—	—	(22,103,440)	—
Direxion Monthly S&P 500® Bull 2X Fund	Swap Contracts	—	12,155,929	—	—	(13,449,973)	—
Direxion Monthly S&P 500® Bear 2X Fund	Swap Contracts	—	(856,511)	—	—	637,497	—
Direxion Monthly Small Cap Bull 2X Fund	Swap Contracts	—	1,025,392	—	—	(531,538)	—
Direxion Monthly Small Cap Bear 2X Fund	Swap Contracts	—	295,593	—	—	291,344	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Swap Contracts	—	—	(1,795,444)	—	—	965,205
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Swap Contracts	—	—	(159,867)	—	—	30,014
Direxion Monthly Emerging Markets Bull 2X Fund	Swap Contracts	—	(724,812)	—	—	(57,399)	—

1  Statements of Operations location: Net realized gain (loss) on swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

For the six months ended February 29, 2020, the average quarterly volume of the derivatives held by each of the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Monthly High Yield Bull 1.2X Fund	$35,759,466	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	21,754,217	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	2,225,016
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	7,412,540	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	3,067,625
Direxion Monthly NASDAQ-100® Bull 2X Fund	317,312,044	—

DIREXION SEMI-ANNUAL REPORT

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Monthly S&P 500® Bull 2X Fund	$125,853,015	$—
Direxion Monthly S&P 500® Bear 2X Fund	—	18,739,349
Direxion Monthly Small Cap Bull 2X Fund	28,975,664	—
Direxion Monthly Small Cap Bear 2X Fund	—	18,074,377
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	66,606,071	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	3,979,736
Direxion Monthly Emerging Markets Bull 2X Fund	17,190,031	—

The Funds utilize this volume of derivatives to obtain leverage to meet the investment objectives of 120%, 125%, -125%, 135%, -135% 200%, and -200% calendar month performance of their respective indices.

7.  RECENT ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Fund's financial statements.

8.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

The Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.7433 per share with a record date of March 16, 2020 and ex-date and payable date of March 17, 2020.

The Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.0000 per share with a record date of April 15, 2020 and ex-date and payable date of April 16, 2020.

U.S. and international markets have experienced significant periods of volatility in recent months due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. The economic uncertainty related to these developments as well as other events, such as the upcoming U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that it will be successful in doing so. The Funds may also incur higher costs and/or increased tracking error during periods of significant volatility.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 51	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019; Direxion Advisors, LLC, November 2017 – January 2019.	138	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 76	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	138	None.
David L. Driscoll Age: 50	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	138	None.
Jacob C. Gaffey Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	138	None.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Henry W. Mulholland Age: 56	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	138	None.
Kathleen M. Berkery(3) Age: 52	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Rynkar, Vail & Barrett, LLC, since 2018 as Manager – Trusts & Estates; Lee, Nolan & Koroghlian Life Planning Group, 2010 – 2017 as Financial Advisor	138	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 97 of the 124 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

(3)  Ms. Berkery was elected as a Trustee on November 26, 2019.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Robert D. Nestor Age: 51	President	One Year; Since 2018	President, Rafferty Asset Management, LLC and Direxion Advisors, LLC, since April 2018; Blackrock, Inc. (May 2007 – April 2018), most recently as Managing Director.	N/A	N/A
Patrick J. Rudnick Age: 46	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Angela Brickl Age: 43	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A

(1)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 97 of the 124 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT FEBRUARY 29, 2020

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South Sixth Street
Minneapolis, MN 55402

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to February 28, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual
Report

Hilton Tactical Income Fund

FEBRUARY 29, 2020

TICKERS:

INVESTOR CLASS - HCYAX | INSTITUTIONAL CLASS - HCYIX

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Table of Contents

Letter to Shareholders	4
Expense Example	7
Allocation of Portfolio Holdings	8
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to the Financial Statements	16
Supplemental Information	22
Trustees and Officers	23

You can find the Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to continue receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Help Preserve the Environment – Go Green!

Go paperless with Direxion e-Delivery – a service allowing shareholders to reduce clutter with full online access to regulatory documents. Begin the preservation process with e-delivery.

With Direxion e-Delivery you can:

•  Receive email notifications when your most recent shareholder communications are available for review.

•  Access prospectuses, annual reports and semi-annual reports online.

It's easy to enroll:

1.  Visit www.direxioninvestments.com/edelivery

2.  Follow the simple enrollment instructions

If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report is for the Hilton Tactical Income Fund (the "Fund") and covers the period from September 1, 2019 to February 29, 2020 (the "Semi-Annual Period"). Rafferty Asset Management, LLC serves as adviser to the Fund (the "Adviser") and Hilton Capital Management, LLC serves as the Fund's subadviser (the "Subadviser"). The Fund offers an Institutional Class and Investor Class.

Fund & Market Commentary:

The Institutional Class posted a return of -0.25% and the Investor Class -0.36% during the Semi-Annual Period. The Fund's benchmark, a blend of 60% of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and 40% S&P 500® Index, returned 2.49% for the Semi-Annual Period.

The Fund's 30-day SEC Yield at February 29, 2020 was 2.41% and 2.15% for the Institutional Class and Investor Class, respectively.

During the Semi-Annual Period of September 1, 2019 to February 29, 2020, the Fund decreased the cash position from 4.7% to 4.5%. The fixed income portion of the portfolio increased slightly from 56.2% to 57.9%. The equity portion of the portfolio decreased from 39.1% to 37.6%. In the fixed income portfolio, the exposure to U.S. Treasuries and corporate bonds were the biggest contributors to positive performance. On the equity side of the portfolio, energy and REITs were detractors, while financials and utilities contributed positively.

The start of 2020, and the last month of the Semi-Annual Period, saw the onset of the COVID-19 virus and the extreme impact it has had on global economies and markets. The level of volatility in all asset classes, and the speed of their decline, was greater than any other market correction. What was a slow growing, but healthy, U.S. economy, went from near full capacity to a near total shutdown. Measures enacted in March 2020 by the Federal Reserve and the U.S. Treasury, after the Semi-Annual Period ended February 29, 2020, have stabilized markets. It will not be known what the effect this shutdown has had on the overall economy or corporate earnings for some time. There is certainly short-term damage, and for some industries and sectors, longer-term damage. We at Hilton Capital have made strategic adjustments to the portfolio to mitigate exposure to those sectors with longer term damage, focusing on areas of the economy which will recover sooner, and possibly come out stronger. Thank you for your investment and continued support of our investment process.

Principal Investment Strategy:

The Hilton Tactical Income Fund primarily seeks income, with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund employs a disciplined approach to balancing fixed income investments, with historically higher income producing equity investments, focusing on minimizing absolute risk and volatility. The Subadviser generally seeks to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation but may also invest in options to attempt to attempt to hedge volatility and portfolio risks. The securities in which the Fund may invest include domestic and foreign, including emerging markets, common and preferred stocks of any market capitalization, closed-end funds and exchanged traded-funds ("ETFs"), master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), and a variety of debt instruments of any maturity, including corporate bonds, exchanged-traded notes ("ETNs"), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities.

MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLPs trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs typically distribute income quarterly and have the potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Consistent with that intention, the Fund shall invest no more than 25% of its total assets in securities of MLPs.

DIREXION SEMI-ANNUAL REPORT
4

REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

The Subadviser's investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions. For the Fund's equity portfolio, the Subadviser reviews a broad array of possible income-producing investments and then analyzes company-specific fundamental research to understand a company's dividend policy, relative value and balance sheet. Investments are selected for the Fund's portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The Subadviser has a two-tier approach to managing the Fund's fixed income portfolio. First, it considers a long-term strategic investment view. Second, it buys and sells fixed income securities opportunistically in response to short-term market, economic, political, or other developments. The objective of the Subadviser's fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate-term fixed income investments such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor's Rating Service, Inc. or lower than Baa3 by Moody's Investors Service, Inc. or, if unrated, determined by the Subadviser to be of comparable quality). The Fund may invest in fixed income securities of any duration and may include foreign bonds that meet the Subadviser's investment criteria. Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates. For example, a five-year duration means the investment will decrease in value by 5% if interest rates rise 1%.

In addition, the Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940.

The Subadviser's investment team has the flexibility to change the Fund's asset allocation to reflect its outlook on market conditions and may reallocate the Fund's investments between asset classes in an attempt to improve the Fund's total return and reduce volatility. Volatility in the markets provides the Subadviser with the opportunity to benefit from perceived pricing dislocations that may occur during periods of market distress. The Subadviser make asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes.

At the discretion of the Subadviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) cash flow flexibility. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

As always, we thank you for using the Hilton Tactical Income Fund and we look forward to our mutual success.

Regards,

William J. Garvey	Craig O'Neill	Alex Oxenham
Hilton Capital Management, LLC	Hilton Capital Management, LLC	Hilton Capital Management, LLC

DIREXION SEMI-ANNUAL REPORT
5

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For most recent month-end performance information please visit www.direxion.com or call 1.800.851.0511.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. To obtain a prospectus or summary prospectus, please contact the Direxion Funds at 1.800.851.0511 or visit www.direxion.com. The Fund's prospectus or summary prospectus should be read carefully before investing.

Risks of the Fund – Mutual fund investing involves risk. Principal loss is possible.

The Fund's strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out favor with investors and underperform the market. In addition, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. The Fund may invest in foreign securities and ADR's which involve political, economic and currency risks, greater volatility and differences in accounting methods. Medium- and small- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund is also subject to Market Disruption Risk.

Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The fund may invest in MLP's which can be negatively influenced when interest rates rise. These investments also entail many of the general tax risks of investing in a partnership. There is always the risk that an MLP will fail to qualify for favorable tax treatments. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and nonrated securities presents a greater risk of loss to principal and interest than higher-rated securities. Income from municipal securities may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Because the funds invest in ETFs and ETN's, they are subject to additional risks that do not apply to conventional mutual funds. ETF risk includes the risks that the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund's ability to sell its shares. ETN risk includes the risks that the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt. Please read the prospectus for a more complete description of these and other risks of the Fund.

Index Descriptions – Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

The Bloomberg Barclays Intermediate US Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the Bloomberg Barclays US Aggregate Bond Index with less than 10 years to maturity. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

The S&P 500® Index is one of the most commonly used benchmarks for the overall U.S. Stock Market. It is a market value weighted index and each stock's weight is proportionate to its market value.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT
6

Expense Example (Unaudited)

February 29, 2020

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 – February 29, 2020).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table (Unaudited)

February 29, 2020

	Annualized Expense Ratio	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*
Hilton Tactical Income Fund Institutional Class
Based on actual fund return	0.98%	$1,000.00	$997.50	$4.87
Based on hypothetical 5% return	0.98%	1,000.00	1,019.99	4.92
Hilton Tactical Income Fund Investor Class
Based on actual fund return	1.23%	1,000.00	996.40	6.11
Based on hypothetical 5% return	1.23%	1,000.00	1,018.75	6.17

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days (the number of days in the period of September 1, 2019 to February 29, 2020), then divided by 366.

DIREXION SEMI-ANNUAL REPORT
7

Allocation of Portfolio Holdings (Unaudited)

February 29, 2020

	Common Stock	Corporate Bonds	U.S. Government Obligations	Preferred Stock	Closed-End Funds	Master Limited Partnerships	Cash*	Total
Hilton Tactical Income Fund	35%	20%	18%	15%	4%	2%	6%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT
8

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares/ Principal		Fair Value
COMMON STOCKS - 35.0%
Aerospace & Defense - 1.8%
14,425	L3Harris Technologies, Inc.	$2,852,255
Banks - 1.3%
17,355	JPMorgan Chase & Co.	2,015,089
Capital Markets - 9.2%
91,290	Ares Management Corp.	3,157,721
13,740	CME Group, Inc.	2,731,787
16,490	Intercontinental Exchange, Inc.	1,471,238
106,940	KKR & Co., Inc.	3,058,484
695,335	Oaktree Specialty Lending Corp.	3,407,141
34,085	StoneCastle Financial Corp.	681,700
		14,508,071
Commercial Services & Supplies - 2.4%
41,610	Republic Services, Inc.	3,755,719
Electric Utilities - 2.0%
12,360	NextEra Energy, Inc.	3,124,114
Entertainment - 1.2%
16,750	The Walt Disney Company	1,970,637
Equity REITs - 7.7%
130,575	Americold Realty Trust	4,004,735
26,370	Crown Castle International Corp.	3,778,557
103,160	Outfront Media, Inc.	2,717,235
31,625	The Blackstone Group, Inc.	1,702,690
		12,203,217
IT Services - 6.6%
41,210	Booz Allen Hamilton Holding Corp.	2,938,273
25,565	Broadridge Financial Solutions, Inc.	2,667,963
16,155	Microsoft Corp.	2,617,271
30,110	Thomson Reuters Corp.	2,242,593
		10,466,100
Media - 0.9%
35,425	Comcast Corp.	1,432,233
Mortgage REITs - 1.9%
173,135	Redwood Trust, Inc.	2,957,146
	TOTAL COMMON STOCKS (Cost $45,971,972)	$55,284,581
CORPORATE BONDS - 20.3%
Banks - 0.2%
	First Internet Bancorp
15,000	6.00%, 06/30/2029	$390,000
Biotechnology - 1.1%
	AbbVie, Inc.
1,700,000	2.90%, 11/06/2022	1,755,089
Capital Markets - 8.1%
	B. Riley Financial, Inc.
33,000	6.50%, 09/30/2026	793,320
	Berkshire Hathaway, Inc.
160,000	3.00%, 02/11/2023	167,871
	Capital Southwest Corp.
9,245	5.95%, 12/15/2022	235,378
	Capital Southwest Corp.
1,250,000	5.38%, 10/01/2024 (a)	1,341,950
Shares/ Principal		Fair Value
Capital Markets (continued)
	Capitala Finance Corp.
10,000	6.00%, 05/31/2022	$247,500
	Fidus Investment Corp.
11,400	5.88%, 02/01/2023	291,840
	Fidus Investment Corp.
43,000	6.00%, 02/15/2024	1,087,900
	FS KKR Capital Corp.
400,000	4.13%, 02/01/2025	418,197
	Gladstone Capital Corp.
6,000	6.13%, 11/01/2023	154,140
	Gladstone Capital Corp.
25,000	5.38%, 11/01/2024	637,500
	Hercules Capital, Inc.
25,000	5.25%, 04/30/2025	635,000
	Monroe Capital Corp.
7,000	5.75%, 10/31/2023	177,730
	MVC Capital, Inc.
56,000	6.25%, 11/30/2022	1,411,200
	New Mountain Finance Corp.
200	5.75%, 10/01/2023	5,312
	Oaktree Specialty Lending Corp.
4,876	5.88%, 10/30/2024	122,412
	OFS Capital Corp.
37,500	6.38%, 04/30/2025	943,125
	Owl Rock Capital Corp.
625,000	3.75%, 07/22/2025	646,062
	Oxford Square Capital Corp.
39,282	6.50%, 03/30/2024	999,727
	PennantPark Investment Corp.
3,825	5.5%, 10/15/2024	95,969
	Saratoga Investment Corp.
47,300	6.25%, 08/31/2025	1,194,325
	TriplePoint Venture Growth BDC Corp.
45,045	5.75%, 07/15/2022	1,137,386
		12,743,844
Chemicals - 0.3%
	Air Products & Chemicals, Inc.
450,000	3.35%, 07/31/2024	486,816
Communications Equipment - 0.9%
	Cisco Systems, Inc.
1,325,000	3.63%, 03/04/2024	1,443,499
Diversified Financial Services - 0.5%
	Newtek Business Services Corp.
29,500	5.75%, 08/01/2024	766,410
Food & Staples Retailing - 1.1%
	Walmart, Inc.
1,585,000	3.40%, 06/26/2023	1,694,255
Interactive Media & Services - 0.3%
	Alphabet, Inc.
400,000	3.38%, 02/25/2024	432,744
IT Services - 1.0%
	Automatic Data Processing, Inc.
1,585,000	2.25%, 09/15/2020	1,591,243
Mortgage REITs - 0.5%
	Ready Capital Corp.
28,500	6.50%, 04/30/2021	721,050

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
9

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares/ Principal		Fair Value
Mortgage REITs (continued)
	Ready Capital Corp.
1,176	6.20%, 07/30/2026	$29,576
		750,626
Pharmaceuticals - 0.6%
	GlaxoSmithKline Capital PLC (United Kingdom)
900,000	2.85%, 05/08/2022	931,783
Semiconductors & Semiconductor Equipment - 1.4%
	Intel Corp.
1,025,000	3.10%, 07/29/2022	1,070,570
	QUALCOMM, Inc.
1,125,000	3.00%, 05/20/2022	1,165,820
		2,236,390
Software - 2.7%
	Microsoft Corp.
750,000	2.40%, 02/06/2022	767,014
	Microsoft Corp.
1,400,000	3.63%, 12/15/2023	1,515,946
	salesforce.com, Inc.
1,800,000	3.25%, 04/11/2023	1,898,026
		4,180,986
Technology Hardware, Storage & Peripherals - 1.3%
	Apple, Inc.
2,055,000	2.85%, 05/06/2021	2,090,908
Thrifts & Mortgage Finance - 0.3%
	Sachem Capital Corp.
10,500	7.13%, 06/30/2024	264,810
	Sachem Capital Corp.
10,000	6.88%, 12/30/2024	245,916
		510,726
	TOTAL CORPORATE BONDS (Cost $31,200,111)	$32,005,319
U.S. GOVERNMENT OBLIGATIONS - 18.3%
	U.S. Treasury Note
8,775,000	3.50%, 05/15/2020	$8,811,162
	U.S. Treasury Note
1,375,000	2.25%, 02/15/2021	1,390,066
	U.S. Treasury Note
8,325,000	3.63%, 02/15/2021	8,525,158
	U.S. Treasury Note
6,280,000	2.63%, 06/15/2021	6,409,280
	U.S. Treasury Note
3,705,000	2.13%, 06/30/2022	3,811,302
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $28,656,933)	$28,946,968
PREFERRED STOCKS - 14.4%
Banks - 2.6%
	Customers Bancorp, Inc.
19,200	7.00%, 06/15/2020	$484,416
	Customers Bancorp, Inc.
20,435	6.00%, 12/15/2021	509,240
	Iberiabank Corp.
50,000	6.63%, 08/01/2025	1,356,000
Shares/ Principal		Fair Value
Banks (continued)
	Synovus Financial Corp.
12,100	6.30%, 06/21/2023	$313,390
	TriState Capital Holdings, Inc.
6,500	6.75%, 04/01/2023	173,225
	TriState Capital Holdings, Inc.
45,000	6.38%, 07/01/2024	1,212,750
		4,049,021
Capital Markets - 2.2%
	Ares Management Corp.
66,000	7.00%, 06/30/2021	1,769,460
	Gladstone Investment Corp.
37,500	6.38%, 08/31/2025	950,250
	Investcorp Credit Management BDC, Inc.
10,000	6.13%, 07/01/2023	247,500
	Oaktree Capital Group LLC
22,000	6.63%, 06/15/2023	579,480
		3,546,690
Diversified Financial Services - 0.4%
	Athene Holding Ltd.
21,000	6.35%, 06/30/2029	574,560
Equity REITs - 3.1%
	Armada Hoffler Properties, Inc.
11,000	6.75%, 06/18/2024	302,390
	Bluerock Residential Growth, Inc. Class A
43,000	8.25%, 10/21/2020	1,096,500
	Brookfield DTLA Fund Office Trust Investor, Inc.
37,500	7.63%, 04/13/2020	751,875
	Brookfield Property Partners LP
77,000	6.38%, 09/30/2024	1,908,830
	Gladstone Commercial Corp.
34,000	6.63%, 10/31/2024	877,540
		4,937,135
Mortgage REITs - 5.8%
	AG Mortgage Investment Trust, Inc.
57,000	8.00%, 01/13/2020	1,431,270
	Cherry Hill Mortgage Investment Corp.
24,000	8.20%, 08/17/2022	604,560
	Cherry Hill Mortgage Investment Corp.
22,750	8.25%, 04/15/2024	574,438
	Chimera Investment Corp.
55,500	8.00%, 10/30/2021	1,389,720
	Chimera Investment Corp.
55,000	8.00%, 03/30/2024	1,399,200
	Dynex Capital, Inc.
21,500	7.63%, 04/15/2020	535,350
	Ellington Financial, Inc.
25,500	6.75%, 10/30/2024	622,965
	New Residential Investment Corp.
20,000	7.13%, 08/15/2024	498,600

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
10

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 29, 2020

Shares/ Principal		Fair Value
Mortgage REITs (continued)
	New Residential Investment Corp.
30,500	7.50%, 08/15/2024	$767,380
	Two Harbors Investment Corp.
50,650	8.13%, 04/27/2027	1,376,667
		9,200,150
Thrifts & Mortgage Finance - 0.3%
	Merchants Bancorp
18,000	7.00%, 04/01/2024	505,350
	TOTAL PREFERRED STOCKS (Cost $22,162,163)	$22,812,906
CLOSED-END FUNDS - 3.5%
144,335	Invesco Dynamic Credit
	Opportunities Fund	$1,563,148
215,750	Nuveen Credit Strategies Income Fund	1,495,148
111,495	Nuveen Mortgage and
	Income Fund	2,441,740
	TOTAL CLOSED-END FUNDS (Cost $5,975,999)	$5,500,036
Shares/ Principal		Fair Value
MASTER LIMITED PARTNERSHIPS - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
152,310	Enterprise Products Partners L.P.	$3,554,915
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,761,979)	$3,554,915
	TOTAL INVESTMENTS - 93.8% (Cost $137,729,157)	$148,104,725
	Other Assets in Excess of Liabilities - 6.2%	9,759,614
	TOTAL NET ASSETS - 100.0%	$157,864,339

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
11

Statement of Assets and Liabilities (Unaudited)

February 29, 2020

Hilton Tactical Income Fund
Assets:
Investments, at fair value (Note 2)	$148,104,725
Cash	8,017,836
Receivable for Fund shares sold	1,439,457
Dividends, interest and reclaims receivable	540,167
Investment securities sold	85,468
Prepaid expenses and other assets	17,625
Total Assets	158,205,278
Liabilities:
Fund shares redeemed	139,738
Due to Adviser, net (Note 4)	87,731
Payable for investment securities purchased	29,265
Accrued distribution expenses	1,394
Accrued expenses and other liabilities	82,811
Total Liabilities	340,939
Net Assets	$157,864,339
Net Assets Consist of:
Capital stock	$147,791,625
Total distributable earnings	10,072,714
Net Assets	$157,864,339
Cost of Investments	$137,729,157
Calculation of Net Asset Value Per Share:
Institutional Class Shares:
Net assets	$142,721,223
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	8,341,958
Net asset value, redemption price and offering price per share	$17.11
Investor Class Shares:
Net assets	$15,143,116
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	886,511
Net asset value, redemption price and offering price per share	$17.08

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
12

Statement of Operations (Unaudited)

For the Six Months Ended February 29, 2020

Hilton Tactical Income Fund
Investment Income:
Dividend income (net of withholding tax of $4,659)	$2,254,490
Interest income	626,210
Total investment income	2,880,700
Expenses:
Investment advisory fees (Note 4)	698,298
Accounting fees	83,556
Professional fees	58,805
Reports to shareholders	30,800
Trustees' fees	22,885
Management service fees (Note 4)	19,758
Distribution expenses – Investor Class (Note 4)	19,698
State registration fees	18,572
Administration fees	12,230
Insurance fees	7,057
Other	16,560
Total expenses	988,219
Less: Reimbursement of expenses from Adviser (Note 4)	(208,151)
Net expenses	780,068
Net investment income	2,100,632
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	501,348
Foreign currency	(15)
501,333
Change in net unrealized depreciation on:
Investments	(2,997,222)
Foreign receivables	(14)
(2,997,236)
Net realized and unrealized loss	(2,495,903)
Net decrease in net assets resulting from operations	$(395,271)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
13

Statement of Changes in Net Assets

	Hilton Tactical Income Fund
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Increase (decrease) in net assets from:
Operations:
Net investment income	$2,100,632	$3,175,664
Net realized gain	501,333	1,143,180
Capital gain distributions from regulated investment companies	—	27,520
Change in net unrealized appreciation (depreciation)	(2,997,236)	4,342,731
Net increase (decrease) in net assets resulting from operations	(395,271)	8,689,095
Distributions to shareholders:
Net distributions to shareholders
Institutional Class Shares	(2,066,770)	(4,113,010)
Investor Class Shares	(218,457)	(383,930)
Total distributions to shareholders	(2,285,227)	(4,496,940)
Capital share transactions:
Total increase in net assets from net change in capital share transactions(a)	18,054,025	30,190,756
Total increase in net assets	15,373,527	34,382,911
Net assets:
Beginning of year/period	142,490,812	108,107,901
End of year/period	$157,864,339	$142,490,812

(a)  Summary of capital share transactions is as follows:

	Hilton Tactical Income Fund
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold
Institutional Class Shares	1,963,085	$34,270,458	2,537,945	$42,551,618
Investor Class Shares	153,486	2,676,491	616,977	10,143,143
Shares issued in reinvestment of distributions
Institutional Class Shares	108,239	1,891,627	230,926	3,803,317
Investor Class Shares	11,158	194,693	20,953	345,861
Shares redeemed
Institutional Class Shares	(970,304)	(17,075,659)	(1,416,047)	(23,643,604)
Investor Class Shares	(223,933)	(3,903,585)	(182,527)	(3,009,579)
Net increase	1,041,731	$18,054,025	1,808,227	$30,190,756

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
14

Financial Highlights

February 29, 2020

														RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Redemption Fees Paid to Fund		Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses[4]	Net Investment Income after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[5]
Hilton Tactical Income Fund
Institutional Class Shares
Six Months Ended February 29, 2020 (Unaudited)	$17.41	$0.24	$(0.28)	$(0.04)	$(0.26)	$—	$—	$(0.26)	$	—[6]	$17.11	(0.25)%	$142,721	1.25%	0.98%	2.73%	18%
Year ended August 31, 2019	16.95	0.46	0.66	1.12	(0.47)	(0.19)	—	(0.66)		—[6]	17.41	6.92%	126,052	1.26%	0.98%	2.74%	63%
Year ended August 31, 2018	16.22	0.44	0.79	1.23	(0.50)	—	—	(0.50)		—[6]	16.95	7.73%	99,807	1.26%	1.00%	2.65%	64%
Year ended August 31, 2017	15.75	0.46	0.53	0.99	(0.49)	—	(0.03)	(0.52)		—[6]	16.22	6.39%	98,451	1.05%	1.05%	2.85%	61%
Year ended August 31, 2016	15.02	0.41	0.99	1.40	(0.46)	—	(0.21)	(0.67)		—[6]	15.75	9.60%	59,771	1.05%	1.05%	2.70%	84%
Year ended August 31, 2015	16.49	0.52	(1.21)	(0.69)	(0.50)	(0.13)	(0.15)	(0.78)		—[6]	15.02	(4.25)%	55,752	1.17%	1.09%	3.29%	35%[7]
Investor Class Shares
Six Months Ended February 29, 2020 (Unaudited)	17.38	0.22	(0.28)	(0.06)	(0.24)	—	—	(0.24)		—[6]	17.08	(0.36)%	15,143	1.50%	1.23%	2.49%	18%
Year ended August 31, 2019	16.93	0.41	0.66	1.07	(0.43)	(0.19)	—	(0.62)		—	17.38	6.61%	16,439	1.51%	1.23%	2.44%	63%
June 30, 2018[7] to August 31, 2018	16.51	0.05	0.41	0.46	(0.04)	—	—	(0.04)		—	16.93	2.78%	8,300	1.58%	1.23%	1.84%	64%
September 1, 2017 to June 29, 2018[7]	16.20	0.35	0.39	0.74	(0.43)	—	—	(0.43)		—	16.51	4.57%	5,415	1.49%	1.26%	2.53%	64%
Year ended August 31, 2017	15.73	0.42	0.53	0.95	(0.45)	—	(0.03)	(0.48)		—[6]	16.20	6.14%	5,016	1.30%	1.30%	2.60%	61%
Year ended August 31, 2016	15.00	0.37	0.99	1.36	(0.43)	—	(0.20)	(0.63)		—	15.73	9.32%	1,790	1.30%	1.30%	2.45%	84%
June 1, 2015[8] to August 31, 2015	15.68	0.10	(0.62)	(0.52)	(0.10)	—	(0.06)	(0.16)		—	15.00	(3.31)%	3,521	1.30%	1.30%	2.47%	35%[7]
September 1, 2014 to May 31, 2015[8]	16.47	0.40	(0.62)	(0.22)	(0.35)	(0.13)	(0.09)	(0.57)		—	15.68	(1.26)%	3,075	1.46%	1.37%	3.40%	35%[7]

1  Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year/period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3  For periods of less than one year, these ratios are annualized.

4  Net expenses include effects of any reimbursement or recoupment.

5  Portfolio turnover rate is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.

6  Amount is less than $0.005.

7  Class A Shares were redesignated as Investor Class Shares on June 30, 2018.

8  The Investor Class Shares were converted to Class A Shares on June 1, 2015.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
15

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 29, 2020

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 14 series, of which one is included in this report: the Hilton Tactical Income Fund (the "Fund"). The Fund is a diversified series of theds Trust pursuant to the 1940 Act. The Fund was formerly known as the Hilton Yield Plus Fund (the "Predecessor Fund") and was formerly a series of the Managed Portfolio Series Trust, which commenced operations on September 16, 2013. On December 5, 2014, substantially all of the assets of the Predecessor Fund, were transferred to the Fund in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund (the "Reorganization"). Hilton Capital Management, LLC ("Hilton") previously served as the investment adviser to the Predecessor Fund. After the Reorganization, Rafferty Asset Management, LLC serves as the Fund's investment adviser (the "Adviser") and Hilton serves as the Fund's subadviser ("Subadviser"). On June 30, 2018, the Fund redesignated all of the Fund's outstanding Class A shares as Investor Class shares and converted all of the Fund's outstanding Class C shares to Investor Class shares. This conversion and redesignation were tax-free events for shareholders. As a result after this conversion and redesignation, the Fund currently offers Investor Class and Institutional Class shares. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge.

The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships ("MLPs"), real estate investment trusts ("REITS"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies.

The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end funds, MLPs and REITs and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Asset-backed securities, convertible bonds and corporate bonds are valued using the mean between the closing bid and ask price furnished by an independent pricing service. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

DIREXION SEMI-ANNUAL REPORT
16

b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

c) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

d) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Distributions received from investments in MLPs generally are comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The Fund estimates the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For the six months ended February 29, 2020, the Fund has estimated approximately 100% of the distributions from MLPs to be return of capital. Expenses are computed based on the Fund's respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 4.

e) Foreign Currency – Certain assets, such as receivables for foreign dividends and foreign tax reclaims, denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Foreign dividend income denominated in foreign currencies is translated into U.S. Dollar amounts on the respective dates of such transactions. Realized gains or losses on foreign currency exchange are presented on the Statement of Operations as realized gain or loss on foreign currency and arise from the difference between the amounts of foreign dividends recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign currency exchange gains and losses are presented on the Statement of Operations as unrealized appreciation or deprecation on foreign receivables and arise from changes in the value of foreign tax reclaim receivables resulting from changes in the exchange rate.

f) Risks of Investing in Foreign Securities – Investment in foreign securities involve greater risk than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

g) Distributions to Shareholders – The Fund will make distributions of net investment income, if any, monthly. The Fund will also distribute net realized capital gains, if any, annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 29, 2020 and year ended August 31, 2019, were as follows:

	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Distributions paid from:
Ordinary Income	$2,285,227	$3,263,368
Long-Term Capital Gains	—	1,233,572
Return of Capital	—	—
Total Distributions paid	$2,285,227	$4,496,940

DIREXION SEMI-ANNUAL REPORT
17

The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2019. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.

As of August 31, 2019, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Hilton Tactical Income Fund
Net unrealized appreciation/(depreciation)	$12,893,591
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(140,379)
Total accumulated earnings/(losses)	$12,753,212

The difference between book cost of investments and tax cost of investments is attributable primarily to publicly traded partnership adjustments and the tax deferral of losses on wash sales.

The cost basis for investments for federal income tax purposes as of February 29, 2020 was as follows:

Tax cost of investments	$137,729,157
Gross unrealized appreciation	12,531,490
Gross unrealized depreciation	(2,155,922)
Net unrealized appreciation/(depreciation)	$10,375,568

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2019. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2019. For the year ended August 31, 2019, the Fund deferred short-term capital losses of $140,379.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2019, the Fund had no short-term or long-term capital loss carryforwards.

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Fund did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2019, open Federal and state income tax years include the tax years ended August 31, 2016 through August 31, 2019. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT
18

3.  INVESTMENT TRANSACTIONS

During the six months ended February 29, 2020, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $41,438,325 and $26,615,786, respectively. There were no investments in long-term U.S. Government securities during the six months ended February 29, 2020.

4.  INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to the Fund's average daily net assets at an annual rate of 0.90%.

In addition, the Adviser has entered into a sub-advisory agreement with Hilton, whereby the Subadviser will provide investment management and asset allocation advice to the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these sub-advisory services.

Management Services Agreement: The Fund has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Fund pays the Adviser a management service fees of 0.026% on the first $10,000,000,000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000,000.

Operating Expense Limitation Agreement: The Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement the Adviser has contractually agreed to cap all or a portion of the expenses for each Share Class based on an annual rate of 1.23% for Investor Class shares and 0.98% for Institutional Class Shares applied to the Fund's average daily net assets.

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

		Potential Recoupment Amounts Expiring:			Total Potential
Expenses Recouped	Expenses Reimbursed	August 31, 2021	August 31, 2022	August 31, 2023	Recoupment Amount
$—	$208,151	$269,123	$326,237	$208,151	$803,511

The net amount payable arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of February 29, 2020 is presented on the Statement of Assets and Liabilities as Due to Adviser, net.

Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets. The Investor Class shares of the Fund currently pays 0.25% of its average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

DIREXION SEMI-ANNUAL REPORT
19

and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs including the Fund's own assumptions about the assumptions in determining fair value of investments

To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.

The following is a summary of the inputs used to value the Fund's securities as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$55,284,581	$—	$—	$55,284,581
Corporate Bonds	—	32,005,319	—	32,005,319
U.S. Government Obligations	—	28,946,968	—	28,946,968
Preferred Stocks	22,307,556	505,350	—	22,812,906
Closed-End Funds	5,500,036	—	—	5,500,036
Master Limited Partnerships	3,554,915	—	—	3,554,915

For further detail on each asset class, see Schedule of Investments.

The Fund follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

6.  RECENT ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Fund's financial statements.

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7.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

The Fund paid an income distribution to the Investor Class in the amount of $0.0480 per share, and to the Institutional Class in the amount of $0.0510 per share, with a record date of February 28, 2020 and ex-date and payable date of March 2, 2020.

The Fund paid an income distribution to the Investor Class in the amount of $0.0480 per share, and to the Institutional Class in the amount of $0.0510 per share, with a record date of March 31, 2020 and ex-date and payable date of April 1, 2020.

The Board of Trustees of the Trust approved a reduction to the investment advisory fees and Operating Expense Limitation Agreement caps for both the Investor Class and Institutional Class of the Fund. Effective March 1, 2020, the Fund's investment advisory fees will be reduced from 0.90% to 0.79%. The Operating Expense Limitation Agreement caps will be reduced from 1.23% to 1.12% for Investor Class Shares, and from 0.98% to 0.87% for Institutional Class Shares.

U.S. and international markets have experienced significant periods of volatility in recent months due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. The economic uncertainty related to these developments as well as other events, such as the upcoming U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that it will be successful in doing so. The Fund may also incur higher costs and/or increased tracking error during periods of significant volatility.

DIREXION SEMI-ANNUAL REPORT
21

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT
22

Direxion Funds

Trustees and Officers

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set below. The report includes additional information about the Fund's Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 51	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019; Direxion Advisors, LLC, November 2017 – January 2019.	138	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 76	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	138	None.
David L. Driscoll Age: 50	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	138	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 97 of the 124 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
23

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Jacob C. Gaffey Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	138	None.
Henry W. Mulholland Age: 56	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	138	None.
Kathleen M. Berkery(3) Age: 52	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Rynkar, Vail & Barrett, LLC, since 2018 as Manager – Trusts & Estates; Lee, Nolan & Koroghlian Life Planning Group, 2010 – 2017 as Financial Advisor	138	None.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 97 of the 124 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

(3)  Ms. Berkery was elected as a Trustee on November 26, 2019.

DIREXION SEMI-ANNUAL REPORT
24

Direxion Funds

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Robert D. Nestor Age: 51	President	One Year; Since 2018	President, Rafferty Asset Management, LLC and Direxion Advisors, LLC, since April 2018; Blackrock, Inc. (May 2007 – April 2018), most recently as Managing Director.	N/A	N/A
Patrick J. Rudnick Age: 46	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010	Senior Vice President, since March 2013, Rafferty Asset Management, LLC; Senior Vice President, since November 2017, Direxion Advisors, LLC.	N/A	N/A
Angela Brickl Age: 43	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011
			General Counsel, Rafferty Asset Management LLC, since October 2010 and Direxion Advisors, LLC, since November 2017; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012 and Direxion Advisors, LLC, since November 2017.	N/A	N/A

(1)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 97 of the 124 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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26

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Investment Advisor

Rafferty Asset Management, LLC
1301 Avenue of the Americas
28th Floor
New York, NY 10019

Sub-Advisor

Hilton Capital Management, LLC
1010 Franklin Avenue
Garden City, NY 11530

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South Sixth Street
Minneapolis, MN 55402

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund's Part F of Form N-PORT (and Form N-Q prior to February 28, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	5/1/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	5/1/2020

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	5/1/2020

* Print the name and title of each signing officer under his or her signature.